UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	415-788-7553

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Face Amount*		Value
FOREIGN GOVERNMENT OBLIGATIONS: 27.0%
SOUTH KOREA: 7.2%
Korea Treasury Bond
2.750%, 09/10/17	KRW	1,600,000,000	$1,475,153
Korea Treasury Bond
3.500%, 09/10/16	KRW	1,000,000,000	946,721
Korea Treasury Bond
3.250%, 12/10/14	KRW	500,000,000	468,194
Korea Treasury Bond
4.000%, 09/10/15	KRW	300,000,000	285,562
Korea Treasury Bond
3.250%, 06/10/15	KRW	300,000,000	281,416
Total South Korea			3,457,046

SRI LANKA: 5.6%
Sri Lanka Government Bond
8.500%, 06/01/18	LKR	200,000,000	1,358,136
Sri Lanka Government Bond
8.500%, 07/15/18	LKR	100,000,000	669,394
Sri Lanka Government Bond
8.000%, 11/15/18	LKR	100,000,000	653,000
Total Sri Lanka			2,680,530

THAILAND: 5.0%
Thailand Government Bond
3.125%, 12/11/15	THB	45,000,000	1,442,985
Thailand Government Bond
3.250%, 06/16/17	THB	30,000,000	958,932
Total Thailand			2,401,917

MALAYSIA: 4.5%
Malaysian Government Bond
3.492%, 03/31/20	MYR	5,000,000	1,513,562
Malaysian Government Bond
3.580%, 09/28/18	MYR	1,000,000	306,218
Malaysia Investment Issue
3.309%, 08/30/17	MYR	1,000,000	304,458
Total Malaysia			2,124,238

PHILIPPINES: 3.1%
Republic of Philippines
6.250%, 01/14/36	PHP	40,000,000	1,033,532
Republic of Philippines
4.950%, 01/15/21	PHP	18,000,000	445,452
Total Philippines			1,478,984

INDONESIA: 1.6%
Indonesia Government Bond
8.250%, 07/15/21	IDR	9,000,000,000	758,465
Total Indonesia			758,465

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,580,101)			12,901,180

NON-CONVERTIBLE CORPORATE BONDS: 61.0%
CHINA/HONG KONG: 22.8%
KWG Property Holding, Ltd.
12.500%, 08/18/17	1,800,000		1,975,500
Shimao Property Holdings, Ltd.
6.625%, 01/14/20	2,000,000		1,925,000
MCE Finance, Ltd.
5.000%, 02/15/21	2,000,000		1,920,000
Galaxy Entertainment Group, Ltd.
4.625%, 12/16/13	CNY	7,470,000	1,219,011
Longfor Properties Co., Ltd.
9.500%, 04/07/16	1,000,000		1,068,800
FPT Finance, Ltd.
6.375%, 09/28/20	1,050,000		1,044,750
Golden Eagle Retail Group, Ltd.
4.625%, 05/21/23(b)	1,000,000		876,259
Wheelock Finance, Ltd.
4.500%, 09/02/21	SGD	750,000	597,888
Beijing Enterprises Water Group, Ltd.
3.750%, 06/30/14	CNY	1,500,000	244,657
Total China/Hong Kong			10,871,865

SINGAPORE: 8.4%
Global Logistic Properties, Ltd.
3.375%, 05/11/16	CNY	12,500,000	2,018,591
United Overseas Bank, Ltd.
3.150%(c), 07/11/22	SGD	2,000,000	1,605,414
Oversea-Chinese Banking Corp., Ltd.
3.750%(c), 11/15/22	400,000		411,352
Total Singapore			4,035,357

AUSTRALIA: 7.6%
Macquarie Bank, Ltd.
6.625%, 04/07/21	1,100,000		1,199,719
Lend Lease Financial International, Ltd.
4.625%, 07/24/17	SGD	1,250,000	1,032,185
SPI Electricity & Gas Australia Holdings Pty, Ltd.
5.750%, 06/28/22	AUD	1,000,000	919,664
Crown Group Finance, Ltd.
5.750%, 07/18/17	AUD	500,000	479,858
Total Australia			3,631,426

INDONESIA: 6.8%
Alam Synergy Pte, Ltd.
6.950%, 03/27/20(b)	1,500,000		1,335,000
Theta Capital Pte, Ltd.
7.000%, 05/16/19	1,000,000		985,187
TBG Global Pte, Ltd.
4.625%, 04/03/18(b)	1,000,000		945,000
Total Indonesia			3,265,187

INDIA: 6.0%
ICICI Bank, Ltd.
6.375%(c), 04/30/22	1,500,000		1,387,500
Axis Bank, Ltd.
7.250%(c), 08/12/21	1,000,000		980,000
Bank of Baroda
6.625%(c), 05/25/22	500,000		482,545
Total India			2,850,045

PHILIPPINES: 2.3%
Alliance Global Group, Inc.
6.500%, 08/18/17	1,050,000		1,097,250
Total Philippines			1,097,250

UNITED KINGDOM: 2.3%
Jaguar Land Rover Automotive PLC
7.750%, 05/15/18(b)	500,000		540,000

	Face Amount*		Value
NON-CONVERTIBLE CORPORATE BONDS (continued)
Jaguar Land Rover Automotive PLC, Reg S
7.750%, 05/15/18	500,000		$540,000
Total United Kingdom			1,080,000

MALAYSIA: 2.0%
Malayan Banking BHD
3.250%(c), 09/20/22	1,000,000		975,000
Total Malaysia			975,000

JAPAN: 1.5%
Softbank Corp.
4.500%, 04/15/20(b)	500,000		480,500
ORIX Corp.
4.000%, 11/29/14	CNY	1,500,000	245,749
Total Japan			726,249

THAILAND: 1.3%
Bangkok Bank Public Co., Ltd.
9.025%, 03/15/29	500,000		625,126
Total Thailand			625,126

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $30,218,928)			29,157,505

	Shares
COMMON EQUITIES: 5.2%
SINGAPORE: 2.2%
StarHub, Ltd.	140,000		479,021
Ascendas REIT	170,000		309,313
Mapletree Logistics Trust, REIT	320,000		273,179
Total Singapore			1,061,513

THAILAND: 1.2%
Kasikornbank Public Co., Ltd.	60,000		335,854
PTT Exploration & Production Public Co., Ltd.	45,000		235,578
Total Thailand			571,432

CHINA/HONG KONG: 0.9%
HSBC Holdings PLC	40,000		433,235
Total China/Hong Kong			433,235

MALAYSIA: 0.9%
Axiata Group BHD	200,000		422,290
Total Malaysia			422,290

TOTAL COMMON EQUITIES (Cost $2,209,937)			2,488,470

	Face Amount*
CONVERTIBLE CORPORATE BONDS: 5.5%
CHINA/HONG KONG: 5.5%
Home Inns & Hotels Management, Inc., Cnv.
2.000%, 12/15/15	2,800,000		2,644,250
Total China/Hong Kong			2,644,250

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,521,101)			2,644,250

TOTAL INVESTMENTS: 98.7% (Cost $48,530,067(d))			47,191,405

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.3%			601,554

NET ASSETS: 100.0%			$47,792,959

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(c)	Variable rate security. The rate represents the rate in effect at September 30, 2013.
(d)	Cost for federal income tax purposes is $48,530,067 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$916,891
	Gross unrealized depreciation	(2,255,553)
	Net unrealized depreciation	$(1,338,662)

*	All values are in USD unless otherwise noted.
AUD	Australian Dollar
BHD	Berhad
Cnv.	Convertible
CNY	Chinese Renminbi (Yuan)
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LKR	Sri Lankan Rupee
MYR	Malaysian Ringgit
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
LONG
	IDR	20,560,000,000	USD	2,000,000	Goldman Sachs & Co.	10/07/13	$(250,712)
	INR	120,840,000	USD	2,000,000	Goldman Sachs & Co.	10/07/13	(73,704)
	MYR	6,359,000	USD	2,000,000	Barclays Capital Group	10/07/13	(50,085)
	PHP	86,520,000	USD	1,936,004	Barclays Capital Group	10/07/13	55,480
	THB	62,230,000	USD	1,918,902	Deutsche Banc Alex Brown, Inc.	10/07/13	69,621
	TWD	59,890,000	USD	2,001,002	Deutsche Banc Alex Brown, Inc.	10/07/13	20,533
	INR	28,145,000	USD	500,000	Goldman Sachs & Co.	10/15/13	(52,483)
	INR	55,260,000	USD	1,000,000	Goldman Sachs & Co.	10/15/13	(121,343)
	INR	57,100,000	USD	1,000,000	Standard Chartered Bank Hong Kong	10/15/13	(92,086)
							$(494,778)
SHORT
	USD	1,746,814	IDR	20,560,000,000	Goldman Sachs & Co.	10/07/13	$(2,475)
	USD	1,776,536	INR	120,840,000	Goldman Sachs & Co.	10/07/13	(149,759)
	USD	500,000	JPY	49,742,500	Brown Brothers Harriman & Co.	10/07/13	(6,076)
	USD	1,901,615	MYR	6,359,000	Barclays Capital Group	10/07/13	(48,300)
	USD	2,000,000	PHP	86,520,000	Barclays Capital Group	10/07/13	8,517
	USD	2,000,000	THB	62,230,000	Deutsche Banc Alex Brown, Inc.	10/07/13	11,477
	USD	2,000,000	TWD	59,890,000	Deutsche Banc Alex Brown, Inc.	10/07/13	(21,535)
	USD	1,364,164	INR	83,405,000	Goldman Sachs & Co.	10/15/13	37,989
	USD	928,455	INR	57,100,000	Standard Chartered Bank Hong Kong	10/15/13	20,541
							$(149,621)

FINANCIAL FUTURES CONTRACTS SOLD AS OF SEPTEMBER 30, 2013 WERE AS FOLLOWS:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
20	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December, 2013	$2,527,813	$(22,031)

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Financials	44.4
Foreign Government Bonds:	27.0
Consumer Discretionary	17.2
Telecommunication Services	4.9
Utilities	2.4
Industrials	2.3
Energy	0.5
Cash And Other Assets, Less Liabilities	1.3

COUNTRY ALLOCATION (%)

China/Hong Kong	29.2
Singapore	10.6
Indonesia	8.4
Australia	7.6
Thailand	7.5
Malaysia	7.4
South Korea	7.2
India	6.0
Sri Lanka	5.6
Philippines	5.4
United Kingdom	2.3
Japan	1.5
Cash And Other Assets, Less Liabilities	1.3

TOP TEN HOLDINGS

	Country	% of Net Assets
Home Inns & Hotels Management, Inc., Cnv.	China/Hong Kong	5.5
Global Logistic Properties, Ltd.	Singapore	4.2
KWG Property Holding, Ltd.	China/Hong Kong	4.1
Shimao Property Holdings, Ltd.	China/Hong Kong	4.0
MCE Finance, Ltd.	China/Hong Kong	4.0
United Overseas Bank, Ltd.	Singapore	3.3
Malaysian Government Bond	Malaysia	3.2
Korea Treasury Bond	South Korea	3.1
Thailand Government Bond	Thailand	3.0
ICICI Bank, Ltd.	India	2.9
% OF ASSETS IN TOP TEN		37.3

Matthews Asian Growth and Income Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares		Value
COMMON EQUITIES: 80.8%
CHINA/HONG KONG: 22.7%
AIA Group, Ltd.	29,573,600		$139,160,659
Jardine Matheson Holdings, Ltd.	2,402,000		131,920,557
CLP Holdings, Ltd.	11,771,700		95,872,752
HSBC Holdings PLC ADR	1,679,433		91,126,035
China Mobile, Ltd. ADR	1,555,700		87,788,151
Hang Lung Properties, Ltd.	24,970,920		85,027,781
VTech Holdings, Ltd.	5,860,700		75,712,820
Vitasoy International Holdings, Ltd.†	51,771,000		65,374,566
Television Broadcasts, Ltd.	10,328,300		65,159,607
China Pacific Insurance Group Co., Ltd. H Shares	17,033,400		61,147,356
Cafe’ de Coral Holdings, Ltd.	18,352,000		56,939,156
CITIC Telecom International Holdings, Ltd.†	191,298,250		54,810,516
Total China/Hong Kong			1,010,039,956

SINGAPORE: 14.1%
Singapore Technologies Engineering, Ltd.	48,017,125		159,826,544
United Overseas Bank, Ltd.	6,487,000		107,002,345
Keppel Corp., Ltd.	12,825,900		106,627,993
Ascendas REIT	53,925,000		98,116,033
SIA Engineering Co., Ltd.	18,588,000		72,042,779
ARA Asset Management, Ltd.	31,219,210		40,700,687
Singapore Post, Ltd.	38,209,000		38,537,746
Keppel REIT	1,026,072		1,004,757
Total Singapore			623,858,884

JAPAN: 8.6%
Japan Tobacco, Inc.	3,264,600		117,688,091
Lawson, Inc.	1,333,600		104,560,210
Hisamitsu Pharmaceutical Co., Inc.	1,726,300		96,484,738
Japan Real Estate Investment Corp., REIT	5,590		65,175,378
Total Japan			383,908,417

MALAYSIA: 7.2%
AMMB Holdings BHD	56,073,200		127,581,884
Genting Malaysia BHD	75,188,700		97,398,974
Axiata Group BHD	29,634,423		62,571,536
Telekom Malaysia BHD	20,245,551		32,500,899
British American Tobacco Malaysia BHD	85,300		1,681,412
Total Malaysia			321,734,705

AUSTRALIA: 6.8%
Orica, Ltd.	4,431,561		83,031,245
Coca-Cola Amatil, Ltd.	6,909,102		79,124,113
Woolworths, Ltd.	2,378,518		77,725,389
CSL, Ltd.	1,044,381		62,336,861
Total Australia			302,217,608

THAILAND: 5.4%
PTT Public Co., Ltd.	8,719,200		88,192,879
BEC World Public Co., Ltd.	30,807,800		56,010,213
Glow Energy Public Co., Ltd.	21,887,400		45,677,889
Land & Houses Public Co., Ltd. NVDR	79,394,395		27,415,839
Land & Houses Public Co., Ltd.	65,695,905		22,685,586
Total Thailand			239,982,406

SOUTH KOREA: 4.4%
KT&G Corp.	1,104,197		79,089,178
GS Home Shopping, Inc.	298,935		69,065,536
S1 Corp.	771,922		46,449,384
Total South Korea			194,604,098

TAIWAN: 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,673,187		70,395,075
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,558,724		60,355,959
Chunghwa Telecom Co., Ltd. ADR	1,277,525		40,344,239
Total Taiwan			171,095,273

INDONESIA: 2.9%
PT Perusahaan Gas Negara Persero	159,343,000		71,110,615
PT Telekomunikasi Indonesia Persero ADR	1,544,000		56,062,640
Total Indonesia			127,173,255

UNITED KINGDOM: 1.7%
BHP Billiton PLC	2,588,378		76,140,953
Total United Kingdom			76,140,953

PHILIPPINES: 1.7%
Globe Telecom, Inc.	2,065,510		75,958,934
Total Philippines			75,958,934

VIETNAM: 1.4%
Vietnam Dairy Products JSC	9,093,802		60,744,477
Total Vietnam			60,744,477

TOTAL COMMON EQUITIES (Cost $2,869,692,069)			3,587,458,966

PREFERRED EQUITIES: 4.8%
SOUTH KOREA: 4.8%
Hyundai Motor Co., Ltd., Pfd.	673,649		67,691,631
Hyundai Motor Co., Ltd., 2nd Pfd.	612,366		64,412,823
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	515,311		57,601,097
LG Household & Health Care, Ltd., Pfd.	121,855		23,817,949
Total South Korea			213,523,500

TOTAL PREFERRED EQUITIES (Cost $79,401,075)			213,523,500

	Face Amount*
CONVERTIBLE CORPORATE BONDS: 12.7%
CHINA/HONG KONG: 6.9%
China Petroleum & Chemical Corp. (Sinopec), Cnv.
0.000%, 04/24/14	HKD	676,210,000	104,514,852
Hong Kong Exchanges and Clearing, Ltd., Cnv.
0.500%, 10/23/17	96,000,000		102,672,000
Power Regal Group, Ltd., Cnv.
2.250%, 06/02/14	HKD	234,020,000	39,149,673
Hengan International Group Co., Ltd., Cnv.
0.000%, 06/27/18	HKD	265,000,000	36,063,835

	Face Amount*		Value
CONVERTIBLE CORPORATE BONDS (continued)
PB Issuer No. 2, Ltd., Cnv.
1.750%, 04/12/16	21,820,000		$23,074,650
Total China/Hong Kong			305,475,010

INDIA: 2.2%
Tata Power Co., Ltd., Cnv.
1.750%, 11/21/14	56,200,000		58,476,100
Larsen & Toubro, Ltd., Cnv.
3.500%, 10/22/14	41,200,000		40,994,000
Total India			99,470,100

SINGAPORE: 2.0%
CapitaLand, Ltd., Cnv.
1.950%, 10/17/23(b)	SGD	110,250,000	89,198,318
Total Singapore			89,198,318

AUSTRALIA: 1.6%
QBE Funding Trust, Cnv.
0.000%, 05/12/30	104,571,000		70,716,139
Total Australia			70,716,139

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $564,057,636)			564,859,567

TOTAL INVESTMENTS: 98.3% (Cost $3,513,150,780(c))			4,365,842,033

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.7%			73,970,223

NET ASSETS: 100.0%			$4,439,812,256

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

(c)	Cost for federal income tax purposes is $3,514,041,871 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$931,382,907
	Gross unrealized depreciation	(79,582,745)
	Net unrealized appreciation	$851,800,162

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
*	All values are in USD unless otherwise noted.
ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Financials	26.7
Industrials	14.8
Consumer Staples	14.6
Consumer Discretionary	10.7
Telecommunication Services	9.2
Utilities	6.1
Information Technology	4.7
Energy	4.3
Materials	3.6
Health Care	3.6
Cash And Other Assets, Less Liabilities	1.7

COUNTRY ALLOCATION (%)

China/Hong Kong	29.6
Singapore	16.1
South Korea	9.2
Japan	8.6
Australia	8.4
Malaysia	7.2
Thailand	5.4
Taiwan	3.9
Indonesia	2.9
India	2.2
United Kingdom	1.7
Philippines	1.7
Vietnam	1.4
Cash And Other Assets, Less Liabilities	1.7

TOP TEN HOLDINGS

	Country	% of Net Assets
Singapore Technologies Engineering, Ltd.	Singapore	3.6
AIA Group, Ltd.	China/Hong Kong	3.1
Jardine Matheson Holdings, Ltd.	China/Hong Kong	3.0
AMMB Holdings BHD	Malaysia	2.9
Japan Tobacco, Inc.	Japan	2.6
United Overseas Bank, Ltd.	Singapore	2.4
Keppel Corp., Ltd.	Singapore	2.4
Lawson, Inc.	Japan	2.3
China Petroleum & Chemical Corp. (Sinopec), Cnv.	China/Hong Kong	2.4
Hong Kong Exchanges and Clearing, Ltd., Cnv.	China/Hong Kong	2.3
% OF ASSETS IN TOP TEN		27.0

Matthews Asia Dividend Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 95.0%
CHINA/HONG KONG: 31.8%
China Mobile, Ltd. ADR	3,823,800	$215,777,034
HSBC Holdings PLC ADR	3,591,791	194,890,580
Dongfeng Motor Group Co., Ltd. H Shares	101,940,000	155,080,314
China Shenhua Energy Co., Ltd. H Shares	40,491,500	123,589,362
Cheung Kong Holdings, Ltd.	8,077,000	122,958,705
Shenzhou International Group Holdings, Ltd.	37,691,000	122,451,328
Television Broadcasts, Ltd.	18,932,500	119,442,140
Minth Group, Ltd.†	59,807,000	119,213,582
Yum! Brands, Inc.	1,594,000	113,795,660
Jiangsu Expressway Co., Ltd. H Shares†	77,082,000	90,937,261
Haitian International Holdings, Ltd.	37,823,000	87,031,470
Guangdong Investment, Ltd.	89,488,000	76,968,668
Yuexiu Transport Infrastructure, Ltd.†	105,890,000	58,056,265
Greatview Aseptic Packaging Co., Ltd.†	100,000,000	57,225,402
Xingda International Holdings, Ltd. H Shares†	112,164,000	52,683,905
Cafe’ de Coral Holdings, Ltd.	16,750,000	51,968,769
The Link REIT	10,220,000	49,966,937
Total China/Hong Kong		1,812,037,382

JAPAN: 23.3%
ORIX Corp.	16,347,200	267,242,824
ITOCHU Corp.	18,693,000	230,282,636
Japan Tobacco, Inc.	6,270,700	226,057,315
Pigeon Corp.†	3,003,600	147,890,374
Suntory Beverage & Food, Ltd.(b)	3,862,300	130,256,112
Toyo Suisan Kaisha, Ltd.	3,370,000	98,946,192
NTT DoCoMo, Inc.	4,425,000	71,703,357
Lawson, Inc.	815,100	63,907,489
Miraca Holdings, Inc.	1,326,500	59,284,105
EPS Corp.†	29,184	28,560,832
Total Japan		1,324,131,236

AUSTRALIA: 11.4%
Ansell, Ltd.†	8,575,000	167,031,476
Primary Health Care, Ltd.†	31,495,465	141,617,745
Coca-Cola Amatil, Ltd.	11,229,895	128,606,508
QBE Insurance Group, Ltd.	8,486,726	116,223,779
Breville Group, Ltd.†	8,427,453	68,792,024
David Jones, Ltd.	9,357,739	25,252,179
Total Australia		647,523,711

SINGAPORE: 8.1%
Singapore Technologies Engineering, Ltd.	30,906,000	102,871,614
Ascendas REIT	54,925,000	99,935,524
United Overseas Bank, Ltd.	5,669,000	93,509,526
CapitaRetail China Trust, REIT†	47,540,000	52,067,166
Super Group, Ltd.	14,023,000	47,426,590
ARA Asset Management, Ltd.	29,964,660	39,065,122
Ascendas India Trust†	55,065,000	27,419,609
Total Singapore		462,295,151

TAIWAN: 6.5%
Chunghwa Telecom Co., Ltd. ADR	4,315,701	136,289,838
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,005,040	67,925,478
Johnson Health Tech Co., Ltd.†	17,014,539	54,218,751
St. Shine Optical Co., Ltd.	1,911,000	52,660,967
TXC Corp.†	19,549,524	26,103,325
Taiwan Hon Chuan Enterprise Co., Ltd.	8,832,948	19,177,667
Taiwan Semiconductor Manufacturing Co., Ltd.	4,646,469	15,821,873
Total Taiwan		372,197,899

INDONESIA: 5.3%
PT Indofood Sukses Makmur	203,052,000	122,687,972
PT United Tractors	59,840,000	83,749,807
PT Perusahaan Gas Negara Persero	142,302,000	63,505,663
PT Telekomunikasi Indonesia Persero ADR	717,634	26,057,291
PT Telekomunikasi Indonesia Persero	45,182,500	8,153,753
Total Indonesia		304,154,486

MALAYSIA: 2.3%
AMMB Holdings BHD	57,950,000	131,852,118
Total Malaysia		131,852,118

SOUTH KOREA: 2.2%
KT&G Corp.	1,707,000	122,265,526
Total South Korea		122,265,526

THAILAND: 1.6%
Thai Beverage Public Co., Ltd.	207,530,000	91,120,980
Total Thailand		91,120,980

INDIA: 1.5%
Tata Motors, Ltd. DVR A Shares	33,303,115	87,189,639
Total India		87,189,639

PHILIPPINES: 1.0%
Globe Telecom, Inc.	1,503,820	55,302,838
Total Philippines		55,302,838

TOTAL COMMON EQUITIES (Cost $4,549,118,693)		5,410,070,966

PREFERRED EQUITIES: 2.2%
SOUTH KOREA: 2.2%
LG Chem, Ltd., Pfd.	949,641	123,709,425
Total South Korea		123,709,425

TOTAL PREFERRED EQUITIES (Cost $83,412,440)		123,709,425

TOTAL INVESTMENTS: 97.2% (Cost $4,632,531,133(c))		5,533,780,391

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.8%		160,953,786

NET ASSETS: 100.0%		$5,694,734,177

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $4,633,105,287 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$1,078,470,208
	Gross unrealized depreciation	(177,795,104)
	Net unrealized appreciation	$900,675,104

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
BHD	Berhad
DVR	Differential Voting Right
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Financials	21.0
Consumer Staples	20.7
Consumer Discretionary	17.0
Industrials	11.5
Telecommunication Services	9.0
Health Care	7.9
Materials	3.5
Utilities	2.5
Energy	2.2
Information Technology	1.9
Cash And Other Assets, Less Liabilities	2.8

COUNTRY ALLOCATION (%)

China/Hong Kong	31.8
Japan	23.3
Australia	11.4
Singapore	8.1
Taiwan	6.5
Indonesia	5.3
South Korea	4.4
Malaysia	2.3
Thailand	1.6
India	1.5
Philippines	1.0
Cash And Other Assets, Less Liabilities	2.8

TOP TEN HOLDINGS

	Country	% of Net Assets
ORIX Corp.	Japan	4.7
ITOCHU Corp.	Japan	4.1
Japan Tobacco, Inc.	Japan	4.0
China Mobile, Ltd. ADR	China/Hong Kong	3.8
HSBC Holdings PLC ADR	China/Hong Kong	3.4
Ansell, Ltd.	Australia	2.9
Dongfeng Motor Group Co., Ltd. H Shares	China/Hong Kong	2.7
Pigeon Corp.	Japan	2.6
Primary Health Care, Ltd.	Australia	2.5
Chunghwa Telecom Co., Ltd. ADR	Taiwan	2.4
% OF ASSETS IN TOP TEN		33.1

Matthews China Dividend Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.7%
CONSUMER DISCRETIONARY: 32.5%
Hotels, Restaurants & Leisure: 8.6%
Yum! Brands, Inc.	58,800	$4,197,732
Shanghai Jinjiang International Hotels Development Co., Ltd. B Shares	2,657,495	3,780,768
Cafe’ de Coral Holdings, Ltd.	1,006,000	3,121,229
		11,099,729
Auto Components: 6.3%
Minth Group, Ltd.	2,858,000	5,696,865
Xingda International Holdings, Ltd. H Shares	5,108,000	2,399,249
		8,096,114
Automobiles: 4.2%
Dongfeng Motor Group Co., Ltd. H Shares	3,580,000	5,446,219

Multiline Retail: 3.7%
Springland International Holdings, Ltd.	8,915,000	4,827,679

Textiles, Apparel & Luxury Goods: 3.6%
Shenzhou International Group Holdings, Ltd.	1,431,000	4,649,063

Media: 3.2%
Television Broadcasts, Ltd.	646,600	4,079,297

Leisure Equipment & Products: 2.9%
Johnson Health Tech Co., Ltd.	1,169,952	3,728,184
Total Consumer Discretionary		41,926,285

INDUSTRIALS: 18.5%
Machinery: 4.4%
Haitian International Holdings, Ltd.	2,470,000	5,683,519

Transportation Infrastructure: 3.7%
Yuexiu Transport Infrastructure, Ltd.	4,874,000	2,672,266
Jiangsu Expressway Co., Ltd. H Shares	1,752,000	2,066,917
		4,739,183
Road & Rail: 3.4%
Guangshen Railway Co., Ltd. H Shares	6,674,000	3,504,460
Guangshen Railway Co., Ltd. ADR	32,900	871,850
		4,376,310
Air Freight & Logistics: 2.7%
Shenzhen Chiwan Petroleum B Shares	1,824,689	3,519,243

Professional Services: 2.3%
Sporton International, Inc.	1,013,030	3,031,588

Electrical Equipment: 2.0%
Boer Power Holdings, Ltd.	3,435,000	2,547,178
Total Industrials		23,897,021

FINANCIALS: 14.4%
Real Estate Investment Trusts: 5.6%
CapitaRetail China Trust, REIT	3,180,000	3,482,827
Yuexiu, REIT	5,117,000	2,534,145
The Link REIT	247,500	1,210,060
		7,227,032
Commercial Banks: 3.5%
HSBC Holdings PLC ADR	83,700	4,541,562

Real Estate Management & Development: 2.7%
Cheung Kong Holdings, Ltd.	229,000	3,486,139

Diversified Financial Services: 2.6%
Far East Horizon, Ltd.	4,972,000	3,281,098
Total Financials		18,535,831

HEALTH CARE: 8.3%
Health Care Equipment & Supplies: 5.7%
Pacific Hospital Supply Co., Ltd.	1,313,000	4,412,535
St. Shine Optical Co., Ltd.	108,811	2,998,479
		7,411,014
Pharmaceuticals: 2.6%
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	3,571,000	3,286,120
Total Health Care		10,697,134

CONSUMER STAPLES: 5.4%
Beverages: 2.7%
Yantai Changyu Pioneer Wine Co., Ltd. B Shares	1,020,786	3,483,826

Food Products: 2.7%
Vitasoy International Holdings, Ltd.	2,744,000	3,465,025
Total Consumer Staples		6,948,851

TELECOMMUNICATION SERVICES: 5.1%
Wireless Telecommunication Services: 2.7%
China Mobile, Ltd. ADR	62,530	3,528,568

Diversified Telecommunication Services: 2.4%
Chunghwa Telecom Co., Ltd. ADR	95,804	3,025,490
Total Telecommunication Services		6,554,058

UTILITIES: 3.6%
Water Utilities: 3.6%
Guangdong Investment, Ltd.	5,402,000	4,646,262
Total Utilities		4,646,262

INFORMATION TECHNOLOGY: 3.5%
Internet Software & Services: 2.4%
Pacific Online, Ltd.	6,941,000	3,074,833

Semiconductors & Semiconductor Equipment: 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	424,000	1,443,779
Total Information Technology		4,518,612

ENERGY: 3.5%
Oil, Gas & Consumable Fuels: 3.5%
China Shenhua Energy Co., Ltd. H Shares	1,465,000	4,471,517
Total Energy		4,471,517

MATERIALS: 2.9%
Containers & Packaging: 2.9%
Greatview Aseptic Packaging Co., Ltd.	6,577,000	3,763,715
Total Materials		3,763,715

Value
TOTAL INVESTMENTS: 97.7% (Cost $116,431,270(b))	$125,959,286

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.3%	3,011,342

NET ASSETS: 100.0%	$128,970,628

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $116,442,651 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$15,015,958
	Gross unrealized depreciation	(5,499,323)
	Net unrealized appreciation	$9,516,635

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Consumer Discretionary	32.5
Industrials	18.5
Financials	14.4
Health Care	8.3
Consumer Staples	5.4
Telecommunication Services	5.1
Utilities	3.6
Information Technology	3.5
Energy	3.5
Materials	2.9
Cash And Other Assets, Less Liabilities	2.3

COUNTRY ALLOCATION (%)

China/Hong Kong	80.6
Taiwan	14.4
Singapore	2.7
Cash And Other Assets, Less Liabilities	2.3

TOP TEN HOLDINGS

	Sector	% of Net Assets
Minth Group, Ltd.	Consumer Discretionary	4.4
Haitian International Holdings, Ltd.	Industrials	4.4
Dongfeng Motor Group Co., Ltd. H Shares	Consumer Discretionary	4.2
Springland International Holdings, Ltd.	Consumer Discretionary	3.7
Shenzhou International Group Holdings, Ltd.	Consumer Discretionary	3.6
Guangdong Investment, Ltd.	Utilities	3.6
HSBC Holdings PLC ADR	Financials	3.5
China Shenhua Energy Co., Ltd. H Shares	Energy	3.5
Pacific Hospital Supply Co., Ltd.	Health Care	3.4
Yum! Brands, Inc.	Consumer Discretionary	3.3
% OF ASSETS IN TOP TEN		37.6

Matthews Asia Focus Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.6%
CHINA/HONG KONG: 27.9%
AIA Group, Ltd.	91,200	$429,148
Jardine Matheson Holdings, Ltd.	6,400	351,495
Baidu, Inc. ADR(b)	2,037	316,101
Yum! Brands, Inc.	4,350	310,547
Samsonite International SA	98,100	274,263
HSBC Holdings PLC	18,400	199,288
Hang Lung Group, Ltd.	37,000	197,765
Jardine Matheson Holdings, Ltd. ADR	1,000	55,000
Total China/Hong Kong		2,133,607

MALAYSIA: 11.4%
Guinness Anchor BHD	44,800	236,167
Genting Malaysia BHD	169,700	219,828
AMMB Holdings BHD	91,200	207,505
Axiata Group BHD	98,200	207,344
Total Malaysia		870,844

AUSTRALIA: 10.9%
Ansell, Ltd.	12,412	241,772
Insurance Australia Group, Ltd.	37,154	203,672
Orica, Ltd.	10,624	199,055
Coca-Cola Amatil, Ltd.	16,796	192,350
Total Australia		836,849

SINGAPORE: 9.1%
Singapore Telecommunications, Ltd.	93,000	276,963
United Overseas Bank, Ltd.	14,000	230,928
Singapore Technologies Engineering, Ltd.	56,000	186,398
United Overseas Bank, Ltd. ADR	200	6,662
Total Singapore		700,951

INDONESIA: 7.2%
PT Bank Rakyat Indonesia Persero	313,500	194,795
PT Indofood Sukses Makmur	320,000	193,350
PT Kalbe Farma	1,583,500	160,300
Total Indonesia		548,445

THAILAND: 6.1%
Kasikornbank Public Co., Ltd.	45,000	251,891
Thai Union Frozen Products Public Co., Ltd.	133,100	217,200
Total Thailand		469,091

SOUTH KOREA: 5.2%
Samsung Electronics Co., Ltd.	311	395,590
Total South Korea		395,590

SWITZERLAND: 4.3%
Cie Financiere Richemont SA	3,304	331,047
Total Switzerland		331,047

TAIWAN: 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	80,000	272,411
Total Taiwan		272,411

UNITED STATES: 3.4%
Mead Johnson Nutrition Co.	3,468	257,534
Total United States		257,534

INDIA: 2.9%
Tata Motors, Ltd.	41,231	220,263
Total India		220,263

UNITED KINGDOM: 2.6%
BHP Billiton PLC	6,785	199,591
Total United Kingdom		199,591

TOTAL INVESTMENTS: 94.6% (Cost $7,414,274(c))		7,236,223

CASH AND OTHER ASSETS, LESS LIABILITIES: 5.4%		416,334

NET ASSETS: 100.0%		$7,652,557

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $7,477,080 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$288,779
	Gross unrealized depreciation	(529,636)
	Net unrealized depreciation	$(240,857)

ADR	American Depositary Receipt
BHD	Berhad

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Financials	25.1
Consumer Discretionary	17.7
Consumer Staples	14.3
Information Technology	12.9
Industrials	7.8
Telecommunication Services	6.3
Health Care	5.3
Materials	5.2
Cash And Other Assets, Less Liabilities	5.4

COUNTRY ALLOCATION (%)

China/Hong Kong	27.9
Malaysia	11.4
Australia	10.9
Singapore	9.1
Indonesia	7.2
Thailand	6.1
South Korea	5.2
Switzerland	4.3
Taiwan	3.6
United States	3.4
India	2.9
United Kingdom	2.6
Cash And Other Assets, Less Liabilities	5.4

TOP TEN HOLDINGS

	Country	% of Net Assets
AIA Group, Ltd.	China/Hong Kong	5.6
Samsung Electronics Co., Ltd.	South Korea	5.2
Jardine Matheson Holdings, Ltd.	China/Hong Kong	4.6
Cie Financiere Richemont SA	Switzerland	4.3
Baidu, Inc. ADR	China/Hong Kong	4.1
Yum! Brands, Inc.	China/Hong Kong	4.1
Singapore Telecommunications, Ltd.	Singapore	3.6
Samsonite International SA	China/Hong Kong	3.6
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3.6
Mead Johnson Nutrition Co.	United States	3.4
% OF ASSETS IN TOP TEN		42.1

Matthews Asia Growth Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.8%
JAPAN: 49.9%
ORIX Corp.	2,305,600	$37,691,779
Toyota Motor Corp.	537,300	34,461,105
Honda Motor Co., Ltd.	684,300	26,155,867
Kakaku.com, Inc.	1,058,400	24,742,966
Softbank Corp.	336,500	23,369,086
Mitsubishi UFJ Financial Group, Inc.	3,464,100	22,219,976
Sumitomo Mitsui Financial Group, Inc.	373,000	18,062,694
Mizuho Financial Group, Inc.	7,247,400	15,755,507
Nitto Denko Corp.	231,200	15,077,425
Yokogawa Electric Corp.	950,000	13,568,368
FANUC Corp.	81,400	13,490,183
Komatsu, Ltd.	501,400	12,519,447
Glory, Ltd.	480,100	12,096,704
Sysmex Corp.	173,600	11,101,737
Nidec Corp.	109,400	9,217,291
Rinnai Corp.	121,900	9,058,872
Unicharm Corp.	152,600	8,930,331
Mitsui & Co., Ltd.	500,000	7,290,966
Seven & I Holdings Co., Ltd.	197,100	7,225,684
Pigeon Corp.	145,400	7,159,162
Tokio Marine Holdings, Inc.	216,400	7,094,683
Suntory Beverage & Food, Ltd.(b)	209,200	7,055,272
Calbee, Inc.	212,000	6,152,110
Fuji Heavy Industries, Ltd.	194,000	5,405,934
Benefit One, Inc.	462,600	5,177,117
Bit-isle, Inc.	581,100	4,976,345
Total Japan		365,056,611

CHINA/HONG KONG: 12.6%
Haitian International Holdings, Ltd.	8,247,000	18,976,510
Sands China, Ltd.	2,486,000	15,389,619
Shenzhou International Group Holdings, Ltd.	3,408,000	11,071,983
China Lodging Group, Ltd. ADS(b)	526,600	10,000,134
Baidu, Inc. ADR(b)	61,300	9,512,534
Dairy Farm International Holdings, Ltd.	727,554	7,355,571
Sinopharm Group Co., Ltd. H Shares	2,487,200	6,242,755
Tingyi (Cayman Islands) Holding Corp.	1,888,000	5,007,915
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	4,800,000	4,712,279
Hang Lung Group, Ltd.	742,000	3,965,983
Total China/Hong Kong		92,235,283

INDONESIA: 6.1%
PT Indofood CBP Sukses Makmur	18,435,000	16,214,393
PT Astra International	22,448,500	12,423,409
PT Bank Rakyat Indonesia Persero	12,760,000	7,928,489
PT Ace Hardware Indonesia	66,314,500	3,985,892
PT Arwana Citramulia	50,985,000	3,720,141
Total Indonesia		44,272,324

INDIA: 5.1%
Emami, Ltd.	1,551,001	12,015,846
HDFC Bank, Ltd.	1,007,795	9,573,741
Sun Pharmaceutical Industries, Ltd.	793,374	7,523,711
Castrol India, Ltd.	974,370	4,818,544
Multi Commodity Exchange of India, Ltd.	516,163	3,142,077
Total India		37,073,919

TAIWAN: 4.4%
St. Shine Optical Co., Ltd.	711,000	19,592,856
Gourmet Master Co., Ltd.	1,057,800	7,583,138
Synnex Technology International Corp.	3,133,000	4,904,387
Total Taiwan		32,080,381

THAILAND: 3.9%
SVI Public Co., Ltd.(b)	72,678,514	8,002,272
SNC Former Public Co., Ltd.	11,599,900	7,244,592
Major Cineplex Group Public Co., Ltd.	11,921,000	7,103,812
Siam Commercial Bank Public Co., Ltd.	1,264,400	5,987,089
Total Thailand		28,337,765

SRI LANKA: 3.6%
John Keells Holdings PLC	9,556,504	15,805,569
Sampath Bank PLC	4,912,534	6,324,877
Lanka Orix Leasing Co. PLC(b)	10,247,011	4,518,000
Total Sri Lanka		26,648,446

AUSTRALIA: 2.8%
Oil Search, Ltd.	1,414,665	11,364,663
CSL, Ltd.	152,216	9,085,447
Total Australia		20,450,110

VIETNAM: 2.4%
Vietnam Dairy Products JSC	2,682,647	17,919,457
Total Vietnam		17,919,457

MALAYSIA: 2.4%
SapuraKencana Petroleum BHD(b)	7,729,800	8,753,167
Oldtown BHD	7,926,500	6,571,593
Parkson Holdings BHD	2,009,369	2,367,227
Total Malaysia		17,691,987

PHILIPPINES: 2.2%
Vista Land & Lifescapes, Inc.	86,912,200	10,634,726
Universal Robina Corp.	1,853,170	5,242,484
Total Philippines		15,877,210

SINGAPORE: 1.4%
Keppel Land, Ltd.	2,204,000	6,221,452
Goodpack, Ltd.	2,919,000	4,025,244
Total Singapore		10,246,696

TOTAL INVESTMENTS: 96.8% (Cost $545,667,589(c))		707,890,189

CASH AND OTHER ASSETS, LESS LIABILITIES : 3.2%		23,244,397

NET ASSETS: 100.0%		$731,134,586

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $545,667,589 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$183,078,424
	Gross unrealized depreciation	(20,855,824)
	Net unrealized appreciation	$162,222,600

ADR	American Depositary Receipt
ADS	American Depositary Share
BHD	Berhad
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Financials	21.8
Consumer Discretionary	19.8
Industrials	15.0
Consumer Staples	14.6
Information Technology	9.0
Health Care	8.0
Telecommunication Services	3.2
Energy	2.7
Materials	2.7
Cash And Other Assets, Less Liabilities	3.2

COUNTRY ALLOCATION (%)

Japan	49.9
China/Hong Kong	12.6
Indonesia	6.1
India	5.1
Taiwan	4.4
Thailand	3.9
Sri Lanka	3.6
Australia	2.8
Vietnam	2.4
Malaysia	2.4
Philippines	2.2
Singapore	1.4
Cash And Other Assets, Less Liabilities	3.2

TOP TEN HOLDINGS

	Country	% of Net Assets
ORIX Corp.	Japan	5.2
Toyota Motor Corp.	Japan	4.7
Honda Motor Co., Ltd.	Japan	3.6
Kakaku.com, Inc.	Japan	3.4
Softbank Corp.	Japan	3.2
Mitsubishi UFJ Financial Group, Inc.	Japan	3.0
St. Shine Optical Co., Ltd.	Taiwan	2.7
Haitian International Holdings, Ltd.	China/Hong Kong	2.6
Sumitomo Mitsui Financial Group, Inc.	Japan	2.5
Vietnam Dairy Products JSC	Vietnam	2.4
% OF ASSETS IN TOP TEN		33.3

Matthews Pacific Tiger Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.0%
CHINA/HONG KONG: 27.8%
Ping An Insurance Group Co. of China, Ltd. H Shares	27,666,000	$205,945,948
China Resources Enterprise, Ltd.	49,802,000	158,481,556
China Resources Land, Ltd.	54,976,000	156,660,427
Hang Lung Group, Ltd.	28,314,000	151,338,073
Dairy Farm International Holdings, Ltd.	13,476,546	136,247,880
Baidu, Inc. ADR(b)	847,500	131,515,050
Hengan International Group Co., Ltd.	10,246,000	119,901,667
Dongfeng Motor Group Co., Ltd. H Shares	78,440,000	119,329,997
China Mobile, Ltd. ADR	2,063,150	116,423,555
Sinopharm Group Co., Ltd. H Shares	43,788,000	109,905,814
Tencent Holdings, Ltd.	2,011,900	105,802,982
Lenovo Group, Ltd.	97,092,000	101,762,679
Tingyi (Cayman Islands) Holding Corp.	36,846,000	97,733,907
China Vanke Co., Ltd. B Shares	48,875,258	89,074,832
Digital China Holdings, Ltd.†	59,828,000	73,379,440
Swire Pacific, Ltd. A Shares	5,683,500	68,176,537
Hong Kong Exchanges and Clearing, Ltd.	3,664,500	58,793,720
Shangri-La Asia, Ltd.	31,457,333	52,114,554
Total China/Hong Kong		2,052,588,618

SOUTH KOREA: 16.2%
Naver Corp.	388,215	201,095,298
Amorepacific Corp.	214,241	180,415,572
Samsung Electronics Co., Ltd.	136,754	173,950,236
Dongbu Insurance Co., Ltd.†	3,950,500	169,812,630
Cheil Worldwide, Inc.(b)	5,735,440	132,295,629
Green Cross Corp.†	967,499	123,733,659
Yuhan Corp.	542,138	98,878,544
Hyundai Mobis	317,719	84,520,111
MegaStudy Co., Ltd.†	396,412	28,019,425
Total South Korea		1,192,721,104

INDIA: 15.1%
Tata Power Co., Ltd.†	126,160,510	163,569,734
Sun Pharmaceutical Industries, Ltd.	14,303,630	135,643,952
ITC, Ltd.	24,735,000	134,529,345
GAIL India, Ltd.	24,682,108	129,328,641
Kotak Mahindra Bank, Ltd.	9,443,688	102,354,839
Housing Development Finance Corp.	7,485,685	91,443,310
HDFC Bank, Ltd.	8,635,920	82,038,571
Titan Industries, Ltd.	20,882,503	77,516,135
Container Corp. of India, Ltd.	6,286,659	72,014,655
Dabur India, Ltd.	25,308,038	68,495,028
Thermax, Ltd.	4,785,351	44,546,739
HDFC Bank, Ltd. ADR	319,500	9,834,210
Total India		1,111,315,159

TAIWAN: 8.7%
Delta Electronics, Inc.	46,121,000	223,964,038
President Chain Store Corp.	24,239,608	175,084,445
Synnex Technology International Corp.	65,522,354	102,568,461
Taiwan Semiconductor Manufacturing Co., Ltd.	20,423,513	69,544,900
Yuanta Financial Holding Co., Ltd.	133,911,782	68,628,944
Total Taiwan		639,790,788

INDONESIA: 8.2%
PT Perusahaan Gas Negara Persero	364,396,500	162,620,632
PT Astra International	227,099,300	125,680,892
PT Indofood CBP Sukses Makmur	137,813,000	121,212,592
PT Bank Central Asia	115,688,500	99,291,770
PT Telekomunikasi Indonesia Persero	432,302,500	78,014,448
PT Telekomunikasi Indonesia Persero ADR	375,700	13,641,667
Total Indonesia		600,462,001

THAILAND: 8.1%
Central Pattana Public Co., Ltd.	130,207,600	183,103,135
Bank of Ayudhya Public Co., Ltd.	136,106,700	164,388,097
Siam Cement Public Co., Ltd. NVDR	9,478,500	129,349,061
PTT Exploration & Production Public Co., Ltd.	23,423,867	122,625,701
Total Thailand		599,465,994

MALAYSIA: 5.2%
Genting BHD	49,015,500	156,412,498
Public Bank BHD	24,011,386	130,641,461
Top Glove Corp. BHD	25,175,960	48,583,153
IHH Healthcare BHD(b)	27,846,700	35,464,308
IHH Healthcare BHD(b)	11,543,000	14,546,655
Total Malaysia		385,648,075

PHILIPPINES: 2.2%
SM Prime Holdings, Inc.	449,449,271	165,148,782
Total Philippines		165,148,782

SINGAPORE: 2.2%
Keppel Land, Ltd.	34,212,000	96,573,641
Hyflux, Ltd.†	65,284,280	62,790,359
Total Singapore		159,364,000

VIETNAM: 1.8%
Vietnam Dairy Products JSC	19,622,807	131,075,777
Total Vietnam		131,075,777

SWITZERLAND: 1.5%
DKSH Holding, Ltd.	1,300,879	110,933,889
Total Switzerland		110,933,889

TOTAL INVESTMENTS: 97.0% (Cost $5,258,452,275(c))		7,148,514,187

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.0%		222,845,282

NET ASSETS: 100.0%		$7,371,359,469

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $5,260,275,001 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$2,153,697,012
	Gross unrealized depreciation	(265,457,826)
	Net unrealized appreciation	$1,888,239,186

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Financials	28.4
Consumer Staples	17.9
Information Technology	16.1
Consumer Discretionary	10.5
Health Care	7.7
Utilities	7.0
Industrials	3.1
Telecommunication Services	2.8
Materials	1.8
Energy	1.7
Cash And Other Assets, Less Liabilities	3.0

COUNTRY ALLOCATION (%)

China/Hong Kong	27.8
South Korea	16.2
India	15.1
Taiwan	8.7
Indonesia	8.2
Thailand	8.1
Malaysia	5.2
Philippines	2.2
Singapore	2.2
Vietnam	1.8
Switzerland	1.5
Cash And Other Assets, Less Liabilities	3.0

TOP TEN HOLDINGS

	Country	% of Net Assets
Delta Electronics, Inc.	Taiwan	3.0
Ping An Insurance Group Co. of China, Ltd. H Shares	China/Hong Kong	2.8
Naver Corp.	South Korea	2.7
Central Pattana Public Co., Ltd.	Thailand	2.5
Amorepacific Corp.	South Korea	2.5
President Chain Store Corp.	Taiwan	2.4
Samsung Electronics Co., Ltd.	South Korea	2.4
Dongbu Insurance Co., Ltd.	South Korea	2.3
SM Prime Holdings, Inc.	Philippines	2.2
Bank of Ayudhya Public Co., Ltd.	Thailand	2.2
% OF ASSETS IN TOP TEN		25.0

Matthews Emerging Asia Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.1%
CHINA/HONG KONG: 17.3%
Melco Crown Entertainment, Ltd.(b)	93,900	$983,797
Sina Corp.(b)	10,900	884,753
Haitian International Holdings, Ltd.	383,000	881,291
Shenzhou International Group Holdings, Ltd.	262,000	851,191
CSPC Pharmaceutical Group, Ltd.	1,438,000	767,997
Tencent Holdings, Ltd.	11,900	625,804
CIMC Enric Holdings, Ltd.	400,000	536,946
Sun Art Retail Group, Ltd.	325,000	466,384
Total China/Hong Kong		5,998,163

INDIA: 15.4%
Emami, Ltd.	126,978	983,718
Gruh Finance, Ltd.	232,143	794,266
Info Edge India, Ltd.	124,174	629,349
Housing Development Finance Corp.	44,499	543,589
Cipla India, Ltd.	60,053	415,059
Lupin, Ltd.	30,161	412,574
Shriram City Union Finance, Ltd.	18,420	311,306
Castrol India, Ltd.	57,613	284,913
Praj Industries, Ltd.	494,063	283,784
VST Industries, Ltd.	11,233	269,391
Jubilant Foodworks, Ltd.(b)	11,592	214,283
Multi Commodity Exchange of India, Ltd.	32,155	195,740
Total India		5,337,972

SRI LANKA: 12.5%
John Keells Holdings PLC	481,870	796,968
Commercial Bank of Ceylon PLC	881,324	786,021
Aitken Spence Hotel Holdings PLC	1,184,124	580,405
National Development Bank PLC	434,897	474,581
Sampath Bank PLC	295,784	380,821
Cargills Ceylon PLC	320,666	374,799
Ceylinco Insurance Co. PLC	34,935	331,988
Lanka Orix Leasing Co. PLC	573,466	252,846
Chevron Lubricants Lanka PLC	68,184	139,577
Ceylon Tobacco Co. PLC	17,034	136,060
Odel PLC	605,867	88,126
Total Sri Lanka		4,342,192

BANGLADESH: 9.6%
Square Pharmaceuticals, Ltd.	512,070	1,146,578
British American Tobacco Bangladesh Co., Ltd.	25,200	506,630
GrameenPhone, Ltd.	163,400	398,480
Apex Adelchi Footwear, Ltd.	74,800	353,751
Islami Bank Bangladesh, Ltd.	731,500	340,615
Bata Shoe Co. Bangladesh, Ltd.	34,500	319,963
Berger Paints Bangladesh, Ltd.	25,150	267,060
Total Bangladesh		3,333,077

PHILIPPINES: 9.6%
RFM Corp.	6,968,400	776,632
Puregold Price Club, Inc.	808,100	774,901
Vista Land & Lifescapes, Inc.	6,201,400	758,814
GT Capital Holdings, Inc.	30,110	524,775
Universal Robina Corp.	170,590	482,587
Total Philippines		3,317,709

VIETNAM: 7.2%
Vinh Hoan Corp.	572,987	597,073
Saigon Securities, Inc.	554,160	435,653
Masan Group Corp.(b)	91,240	369,517
Phu Nhuan Jewelry JSC	211,430	267,487
DHG Pharmaceutical JSC	47,240	246,505
Phuoc Hoa Rubber JSC	145,050	204,736
National Seed JSC	51,750	193,641
Dinh Vu Port Investment & Development JSC	53,600	186,600
Total Vietnam		2,501,212

THAILAND: 5.8%
Siam Cement Public Co., Ltd.	43,400	592,261
Major Cineplex Group Public Co., Ltd.	981,500	584,883
SNC Former Public Co., Ltd.	809,700	505,689
Beauty Community Public Co., Ltd.	456,000	321,140
Total Thailand		2,003,973

INDONESIA: 3.9%
PT Modern Internasional	7,336,000	509,249
PT Bank Mandiri Persero	701,000	478,132
PT Indofood CBP Sukses Makmur	405,500	356,655
Total Indonesia		1,344,036

MALAYSIA: 3.7%
SapuraKencana Petroleum BHD(b)	617,900	699,705
Oldtown BHD	708,500	587,393
Total Malaysia		1,287,098

SINGAPORE: 3.6%
Yoma Strategic Holdings, Ltd.	1,072,000	667,664
Petra Foods, Ltd.	218,000	601,814
Total Singapore		1,269,478

TAIWAN: 3.4%
Ginko International Co., Ltd.	28,000	518,055
ScinoPharm Taiwan, Ltd.	140,400	415,460
King Slide Works Co., Ltd.	28,000	244,846
Total Taiwan		1,178,361

CAMBODIA: 3.3%
NagaCorp, Ltd.	1,352,000	1,140,711
Total Cambodia		1,140,711

AUSTRALIA: 1.8%
Oil Search, Ltd.	79,306	637,102
Total Australia		637,102

TOTAL INVESTMENTS: 97.1% (Cost $35,420,410(c))		33,691,084

CASH AND OTHER ASSETS, LESS LIABILITIES : 2.9%		1,003,041

NET ASSETS: 100.0%		$34,694,125

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $35,420,410 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$1,960,884
	Gross unrealized depreciation	(3,690,210)
	Net unrealized depreciation	$(1,729,326)

BHD	Berhad
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Consumer Staples	21.6
Financials	19.0
Consumer Discretionary	18.5
Industrials	11.8
Health Care	11.3
Information Technology	6.2
Energy	4.3
Materials	3.3
Telecommunication Services	1.1
Cash And Other Assets, Less Liabilities	2.9

COUNTRY ALLOCATION (%)

China/Hong Kong	17.3
India	15.4
Sri Lanka	12.5
Bangladesh	9.6
Philippines	9.6
Vietnam	7.2
Thailand	5.8
Indonesia	3.9
Malaysia	3.7
Singapore	3.6
Taiwan	3.4
Cambodia	3.3
Australia	1.8
Cash And Other Assets, Less Liabilities	2.9

TOP TEN HOLDINGS

	Country	% of Net Assets
Square Pharmaceuticals, Ltd.	Bangladesh	3.3
NagaCorp, Ltd.	Cambodia	3.3
Melco Crown Entertainment, Ltd.	China/Hong Kong	2.8
Emami, Ltd.	India	2.8
Sina Corp.	China/Hong Kong	2.6
Haitian International Holdings, Ltd.	China/Hong Kong	2.5
Shenzhou International Group Holdings, Ltd.	China/Hong Kong	2.5
John Keells Holdings PLC	Sri Lanka	2.3
Gruh Finance, Ltd.	India	2.3
Commercial Bank of Ceylon PLC	Sri Lanka	2.3
% OF ASSETS IN TOP TEN		26.7

Matthews China Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: 99.8%
FINANCIALS: 21.3%
Real Estate Management & Development: 8.4%
China Vanke Co., Ltd. B Shares	19,242,468	$35,069,269
China Resources Land, Ltd.	12,034,000	34,292,265
Hang Lung Group, Ltd.	4,885,000	26,110,281
Swire Pacific, Ltd. A Shares	1,925,000	23,091,376
		118,563,191
Commercial Banks: 7.1%
China Merchants Bank Co., Ltd. H Shares	18,625,643	33,915,968
China Construction Bank Corp. H Shares	28,813,660	22,205,903
BOC Hong Kong Holdings, Ltd.	6,831,000	21,947,927
Agricultural Bank of China, Ltd. H Shares	47,388,000	21,838,341
		99,908,139
Insurance: 4.1%
Ping An Insurance Group Co. of China, Ltd. H Shares	4,167,500	31,022,907
China Life Insurance Co., Ltd. H Shares	8,188,000	21,204,752
China Life Insurance Co., Ltd. ADR	162,400	6,310,864
		58,538,523
Diversified Financial Services: 1.7%
Hong Kong Exchanges and Clearing, Ltd.	1,519,300	24,375,849
Total Financials		301,385,702

CONSUMER DISCRETIONARY: 17.5%
Hotels, Restaurants & Leisure: 7.3%
Cafe’ de Coral Holdings, Ltd.	9,964,100	30,914,747
Sands China, Ltd.	4,685,200	29,003,798
Home Inns & Hotels Management, Inc. ADR(b)	808,346	26,837,087
Shangri-La Asia, Ltd.	10,417,400	17,258,239
		104,013,871
Textiles, Apparel & Luxury Goods: 3.1%
Li Ning Co., Ltd.(b)	29,725,000	23,424,886
Li & Fung, Ltd.	14,106,400	20,547,484
		43,972,370
Specialty Retail: 1.8%
Belle International Holdings, Ltd.	17,281,000	25,125,906

Automobiles: 1.6%
Dongfeng Motor Group Co., Ltd. H Shares	15,004,000	22,825,437

Media: 1.6%
Television Broadcasts, Ltd.	3,509,600	22,141,510

Multiline Retail: 1.5%
Golden Eagle Retail Group, Ltd.	13,532,000	21,129,782

Diversified Consumer Services: 0.6%
New Oriental Education & Technology Group, Inc. ADR	327,000	8,142,300
Total Consumer Discretionary		247,351,176

INFORMATION TECHNOLOGY: 17.3%
Internet Software & Services: 8.0%
Tencent Holdings, Ltd.	730,800	38,431,741
Sina Corp.(b)	449,800	36,510,266
NetEase, Inc. ADR	330,300	23,983,083
Baidu, Inc. ADR(b)	90,800	14,090,344
		113,015,434
Electronic Equipment, Instruments & Components: 2.6%
Digital China Holdings, Ltd.	30,018,000	36,817,277

Software: 2.5%
Kingdee International Software Group Co., Ltd.(b)	123,524,800	35,581,430

Communications Equipment: 2.4%
ZTE Corp. H Shares(b)	16,408,704	33,952,505

Computers & Peripherals: 1.8%
Lenovo Group, Ltd.	24,808,000	26,001,406
Total Information Technology		245,368,052

CONSUMER STAPLES: 11.3%
Food Products: 4.2%
China Mengniu Dairy Co., Ltd.	7,588,000	34,037,851
Tingyi (Cayman Islands) Holding Corp.	9,607,000	25,482,539
		59,520,390
Food & Staples Retailing: 4.0%
China Resources Enterprise, Ltd.	7,546,000	24,013,128
Lianhua Supermarket Holdings Co., Ltd. H Shares†	31,193,800	18,786,720
Sun Art Retail Group, Ltd.	9,443,000	13,550,956
		56,350,804
Personal Products: 1.6%
Hengan International Group Co., Ltd.	1,949,000	22,807,764

Beverages: 1.5%
Tsingtao Brewery Co., Ltd. H Shares	2,803,000	21,343,633
Total Consumer Staples		160,022,591

INDUSTRIALS: 9.7%
Transportation Infrastructure: 3.8%
China Merchants Holdings International Co., Ltd.	7,468,581	27,203,178
Yuexiu Transport Infrastructure, Ltd.	48,899,000	26,809,834
		54,013,012
Machinery: 2.7%
CSR Corp., Ltd. H Shares	39,029,000	27,276,913
Sany Heavy Equipment International Holdings Co., Ltd.	34,230,500	10,423,622
		37,700,535
Industrial Conglomerates: 1.7%
NWS Holdings, Ltd.	15,430,914	23,987,088

Airlines: 1.5%
Air China, Ltd. H Shares	30,993,900	21,005,160
Total Industrials		136,705,795

TELECOMMUNICATION SERVICES: 6.0%
Wireless Telecommunication Services: 3.8%
China Mobile, Ltd.	2,849,083	32,058,313
China Mobile, Ltd. ADR	391,400	22,086,702
		54,145,015
Diversified Telecommunication Services: 2.2%
China Communications Services Corp., Ltd. H Shares	51,940,800	30,361,215
Total Telecommunication Services		84,506,230

ENERGY: 5.8%
Oil, Gas & Consumable Fuels: 4.0%
CNOOC, Ltd.	10,657,000	21,589,793

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG (continued)
China Shenhua Energy Co., Ltd. H Shares	6,243,500	$19,056,597
Kunlun Energy Co., Ltd.	11,798,000	16,522,825
		57,169,215
Energy Equipment & Services: 1.8%
China Oilfield Services, Ltd. H Shares	9,916,000	24,885,782
Total Energy		82,054,997

HEALTH CARE: 5.5%
Health Care Equipment & Supplies: 2.7%
Mindray Medical International, Ltd. ADR	970,568	37,745,390

Health Care Providers & Services: 2.3%
Sinopharm Group Co., Ltd. H Shares	13,122,400	32,936,605

Pharmaceuticals: 0.5%
Sino Biopharmaceutical	11,732,000	7,952,721
Total Health Care		78,634,716

UTILITIES: 5.4%
Independent Power Producers & Energy Traders: 2.1%
China Longyuan Power Group Corp. H Shares	28,680,000	29,806,655

Electric Utilities: 1.9%
Cheung Kong Infrastructure Holdings, Ltd.	3,848,500	26,692,752

Gas Utilities: 1.4%
Hong Kong & China Gas Co., Ltd.	8,248,312	19,855,330
Total Utilities		76,354,737

TOTAL INVESTMENTS: 99.8%
(Cost $1,220,648,877(c))		1,412,383,996

CASH AND OTHER ASSETS, LESS LIABILITIES : 0.2%		2,436,262

NET ASSETS: 100.0%		$1,414,820,258

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $1,221,292,492 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$298,144,032
	Gross unrealized depreciation	(107,052,528)
	Net unrealized appreciation	$191,091,504

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Financials	21.3
Consumer Discretionary	17.5
Information Technology	17.3
Consumer Staples	11.3
Industrials	9.7
Telecommunication Services	6.0
Energy	5.8
Health Care	5.5
Utilities	5.4
Cash And Other Assets, Less Liabilities	0.2

TOP TEN HOLDINGS

	Sector	% of Net Assets
Tencent Holdings, Ltd.	Information Technology	2.7
Mindray Medical International, Ltd. ADR	Health Care	2.7
Digital China Holdings, Ltd.	Information Technology	2.6
Sina Corp.	Information Technology	2.6
Kingdee International Software Group Co., Ltd.	Information Technology	2.5
China Vanke Co., Ltd. B Shares	Financials	2.5
China Resources Land, Ltd.	Financials	2.4
China Mengniu Dairy Co., Ltd.	Consumer Staples	2.4
ZTE Corp. H Shares	Information Technology	2.4
China Merchants Bank Co., Ltd. H Shares	Financials	2.4
% OF ASSETS IN TOP TEN		25.2

Matthews India Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 99.8%
FINANCIALS: 23.4%
Diversified Financial Services: 7.7%
Kotak Mahindra Bank, Ltd.	1,940,000	$21,026,572
IDFC, Ltd.	7,311,855	10,291,858
Multi Commodity Exchange of India, Ltd.	159,509	970,991
		32,289,421
Commercial Banks: 6.9%
HDFC Bank, Ltd.	1,790,165	17,006,014
ICICI Bank, Ltd.	445,000	6,336,780
ICICI Bank, Ltd. ADR	113,283	3,452,866
HDFC Bank, Ltd. ADR	65,922	2,029,079
		28,824,739
Consumer Finance: 3.1%
Shriram City Union Finance, Ltd.	780,000	13,182,318

Thrifts & Mortgage Finance: 3.0%
Housing Development Finance Corp.	1,035,000	12,643,309

Real Estate Management & Development: 2.7%
Ascendas India Trust	23,036,000	11,470,773
Total Financials		98,410,560

CONSUMER STAPLES: 22.3%
Personal Products: 15.8%
Emami, Ltd.	3,707,801	28,724,911
Dabur India, Ltd.	7,974,430	21,582,424
Bajaj Corp., Ltd.	3,803,615	15,957,503
		66,264,838
Tobacco: 5.5%
ITC, Ltd.	4,260,000	23,169,396

Food Products: 1.0%
Zydus Wellness, Ltd.	498,779	4,254,183
Total Consumer Staples		93,688,417

INDUSTRIALS: 17.5%
Machinery: 7.7%
Thermax, Ltd.	1,378,128	12,828,967
AIA Engineering, Ltd.	2,306,467	11,579,308
Ashok Leyland, Ltd.	33,822,554	8,195,354
		32,603,629
Transportation Infrastructure: 3.4%
Gujarat Pipavav Port, Ltd.(b)	19,180,000	14,138,759

Road & Rail: 3.2%
Container Corp. of India, Ltd.	1,196,324	13,704,077

Industrial Conglomerates: 3.2%
MAX India, Ltd.	4,388,102	13,447,127
Total Industrials		73,893,592

MATERIALS: 12.5%
Chemicals: 9.0%
Asian Paints, Ltd.	2,147,000	15,763,252
Supreme Industries, Ltd.	2,100,000	11,346,494
Castrol India, Ltd.	2,139,063	10,578,291
		37,688,037
Construction Materials: 2.1%
Grasim Industries, Ltd.	208,459	8,818,571

Metals & Mining: 1.4%
NMDC, Ltd.	3,145,923	6,039,012
Total Materials		52,545,620

CONSUMER DISCRETIONARY: 10.6%
Auto Components: 4.9%
Exide Industries, Ltd.	10,036,722	20,754,749

Media: 3.0%
Jagran Prakashan, Ltd.	9,481,391	12,403,577

Textiles, Apparel & Luxury Goods: 1.5%
Titan Industries, Ltd.	1,648,820	6,120,442

Household Durables: 1.2%
Symphony, Ltd.	1,073,560	5,228,225
Total Consumer Discretionary		44,506,993

INFORMATION TECHNOLOGY: 5.3%
Internet Software & Services: 3.5%
Info Edge India, Ltd.	2,924,978	14,824,623

IT Services: 1.8%
MindTree, Ltd.	387,000	7,529,487
Total Information Technology		22,354,110

HEALTH CARE: 5.1%
Pharmaceuticals: 5.1%
Sun Pharmaceutical Industries, Ltd.	2,256,559	21,399,364
Total Health Care		21,399,364

UTILITIES: 3.1%
Gas Utilities: 3.1%
GAIL India, Ltd.	2,509,751	13,150,525
Total Utilities		13,150,525

TOTAL INVESTMENTS: 99.8%		419,949,181
(Cost $449,978,380(c))

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.2%		929,414

NET ASSETS: 100.0%		$420,878,595

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $450,040,479 and net unrealized depreciation consists of:

	Gross unrealized appreciation	$84,237,811
	Gross unrealized depreciation	(114,329,109)
	Net unrealized depreciation	$(30,091,298)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Financials	23.4
Consumer Staples	22.3
Industrials	17.5
Materials	12.5
Consumer Discretionary	10.6
Information Technology	5.3
Health Care	5.1
Utilities	3.1
Cash And Other Assets, Less Liabilities	0.2

TOP TEN HOLDINGS

	Sector	% of Net Assets
Emami, Ltd.	Consumer Staples	6.8
ITC, Ltd.	Consumer Staples	5.5
Dabur India, Ltd.	Consumer Staples	5.2
Sun Pharmaceutical Industries, Ltd.	Health Care	5.1
Kotak Mahindra Bank, Ltd.	Financials	5.0
Exide Industries, Ltd.	Consumer Discretionary	4.9
HDFC Bank, Ltd.	Financials	4.1
Bajaj Corp., Ltd.	Consumer Staples	3.8
Asian Paints, Ltd.	Materials	3.8
Info Edge India, Ltd.	Information Technology	3.5
% OF ASSETS IN TOP TEN		47.7

Matthews Japan Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: JAPAN: 96.6%
FINANCIALS: 22.9%
Commercial Banks: 9.8%
Mitsubishi UFJ Financial Group, Inc.	1,826,900	$11,718,390
Sumitomo Mitsui Financial Group, Inc.	133,700	6,474,483
Mizuho Financial Group, Inc.	2,685,000	5,837,064
Seven Bank, Ltd.	1,375,300	4,607,096
Shinsei Bank, Ltd.	1,341,000	3,272,917
		31,909,950
Diversified Financial Services: 5.1%
ORIX Corp.	869,400	14,212,887
Zenkoku Hosho Co., Ltd.	55,500	2,463,866
		16,676,753
Real Estate Management & Development: 3.3%
Mitsui Fudosan Co., Ltd.	197,000	6,652,568
Hulic Co., Ltd.	279,200	4,197,401
		10,849,969
Real Estate Investment Trusts: 2.9%
GLP J-REIT	4,214	4,705,851
Global One Real Estate Investment Corp., REIT	762	4,563,816
		9,269,667
Insurance: 1.8%
Tokio Marine Holdings, Inc.	180,100	5,904,586
Total Financials		74,610,925

INDUSTRIALS: 20.2%
Machinery: 11.1%
FANUC Corp.	46,500	7,706,309
Glory, Ltd.	262,800	6,621,566
Mitsubishi Heavy Industries, Ltd.	1,019,000	5,876,338
Nabtesco Corp.	214,900	5,252,177
Komatsu, Ltd.	163,800	4,089,919
Freund Corp.	180,600	3,386,989
Harmonic Drive Systems, Inc.	158,900	3,282,782
		36,216,080
Professional Services: 2.5%
Nihon M&A Center, Inc.	59,900	4,618,178
Benefit One, Inc.	316,500	3,542,061
		8,160,239
Trading Companies & Distributors: 2.2%
ITOCHU Corp.	345,100	4,251,353
Marubeni Corp.	378,000	2,989,377
		7,240,730
Building Products: 1.9%
Aica Kogyo Co., Ltd.	300,400	5,994,658
Nihon Flush Co., Ltd.	3,800	102,082
		6,096,740
Electrical Equipment: 1.6%
Nidec Corp.	32,400	2,729,801
Endo Lighting Corp.	106,800	2,402,573
		5,132,374
Road & Rail: 0.9%
Trancom Co., Ltd.	104,100	3,112,695
Total Industrials		65,958,858

CONSUMER DISCRETIONARY: 18.3%
Automobiles: 9.0%
Toyota Motor Corp.	212,500	13,629,229
Honda Motor Co., Ltd.	302,100	11,547,110
Fuji Heavy Industries, Ltd.	155,000	4,319,174
		29,495,513
Auto Components: 3.7%
Bridgestone Corp.	195,600	7,168,443
Nifco, Inc.	177,800	4,763,198
		11,931,641
Specialty Retail: 2.4%
VT Holdings Co., Ltd.	328,200	4,425,563
Workman Co., Ltd.	81,400	3,273,214
		7,698,777
Household Durables: 1.7%
Rinnai Corp.	74,200	5,514,096

Diversified Consumer Services: 1.5%
ESCRIT, Inc.	413,700	3,872,331
JP-Holdings, Inc.	207,000	1,095,383
		4,967,714
Total Consumer Discretionary		59,607,741

INFORMATION TECHNOLOGY: 13.8%
Electronic Equipment, Instruments & Components: 8.1%
Hitachi, Ltd.	1,043,000	6,911,175
Kyocera Corp.	110,600	5,898,011
Keyence Corp.	13,900	5,288,863
Yokogawa Electric Corp.	355,600	5,078,854
Murata Manufacturing Co., Ltd.	41,300	3,163,752
		26,340,655
Internet Software & Services: 4.4%
Kakaku.com, Inc.	228,800	5,348,819
Yahoo! Japan Corp.	816,200	4,643,992
Macromill, Inc.	736,800	4,457,137
		14,449,948
IT Services: 1.3%
Bit-isle, Inc.	485,000	4,153,377
Total Information Technology		44,943,980

CONSUMER STAPLES: 8.9%
Household Products: 3.1%
Unicharm Corp.	112,800	6,601,188
Pigeon Corp.	70,200	3,456,487
		10,057,675
Food & Staples Retailing: 2.5%
Seven & I Holdings Co., Ltd.	109,900	4,028,933
Daikokutenbussan Co., Ltd.	84,500	2,448,637
Cosmos Pharmaceutical Corp.	13,900	1,833,483
		8,311,053
Beverages: 1.8%
Suntory Beverage & Food, Ltd.(b)	174,600	5,888,387

	Shares	Value
COMMON EQUITIES: JAPAN (continued)
Food Products: 1.5%
Calbee, Inc.	164,000	$4,759,180
Total Consumer Staples		29,016,295

HEALTH CARE: 5.9%
Health Care Equipment & Supplies: 3.6%
Asahi Intecc Co., Ltd.	90,400	5,931,809
Sysmex Corp.	70,500	4,508,482
Daiken Medical Co., Ltd.	70,000	1,318,475
		11,758,766
Health Care Providers & Services: 2.3%
Ship Healthcare Holdings, Inc.	96,300	3,756,310
Message Co., Ltd.	120,500	3,600,144
		7,356,454
Total Health Care		19,115,220

MATERIALS: 3.4%
Chemicals: 3.4%
Nitto Denko Corp.	106,300	6,932,224
Shin-Etsu Chemical Co., Ltd.	68,700	4,215,164
Total Materials		11,147,388

TELECOMMUNICATION SERVICES: 3.2%
Wireless Telecommunication Services: 3.2%
Softbank Corp.	151,300	10,507,408
Total Telecommunication Services		10,507,408

TOTAL INVESTMENTS: 96.6%
(Cost $267,946,574(c))		314,907,815

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.4%		11,091,385

NET ASSETS: 100.0%		$325,999,200

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $267,946,574 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$50,153,380
	Gross unrealized depreciation	(3,192,139)
	Net unrealized appreciation	$46,961,241

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Financials	22.9
Industrials	20.2
Consumer Discretionary	18.3
Information Technology	13.8
Consumer Staples	8.9
Health Care	5.9
Materials	3.4
Telecommunication Services	3.2
Cash And Other Assets, Less Liabilities	3.4

TOP TEN HOLDINGS

	Sector	% of Net Assets
ORIX Corp.	Financials	4.4
Toyota Motor Corp.	Consumer Discretionary	4.2
Mitsubishi UFJ Financial Group, Inc.	Financials	3.6
Honda Motor Co., Ltd.	Consumer Discretionary	3.5
Softbank Corp.	Telecommunication Services	3.2
FANUC Corp.	Industrials	2.4
Bridgestone Corp.	Consumer Discretionary	2.2
Nitto Denko Corp.	Materials	2.1
Hitachi, Ltd.	Information Technology	2.1
Mitsui Fudosan Co., Ltd.	Financials	2.0
% OF ASSETS IN TOP TEN		29.7

Matthews Korea Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: South Korea: 84.0%
CONSUMER DISCRETIONARY: 28.3%
Hotels, Restaurants & Leisure: 8.3%
Shinsegae Food Co., Ltd.	39,361	$3,510,937
Hotel Shilla Co., Ltd.	48,246	2,895,392
Kangwon Land, Inc.	106,200	2,815,532
Modetour Network, Inc.	112,891	2,539,820
		11,761,681
Auto Components: 5.3%
Hankook Tire Co., Ltd.	74,300	4,245,488
Hyundai Mobis	12,618	3,356,660
		7,602,148
Automobiles: 5.1%
Hyundai Motor Co.	19,730	4,603,266
Kia Motors Corp.	43,171	2,620,759
		7,224,025
Media: 4.0%
CJ CGV Co., Ltd.	58,103	2,972,585
Cheil Worldwide, Inc.(b)	60,250	1,389,747
SBS Media Holdings Co., Ltd.	320,660	1,315,037
		5,677,369
Multiline Retail: 3.2%
Hyundai Greenfood Co., Ltd.	154,720	2,475,051
Hyundai Department Store Co., Ltd.	14,204	2,129,571
		4,604,622
Internet & Catalog Retail: 2.4%
Hyundai Home Shopping Network Corp.	22,856	3,362,011
Total Consumer Discretionary		40,231,856

FINANCIALS: 15.8%
Commercial Banks: 6.7%
Shinhan Financial Group Co., Ltd.	177,584	7,225,416
KB Financial Group, Inc.	63,806	2,246,413
		9,471,829
Insurance: 6.1%
Samsung Fire & Marine Insurance Co., Ltd.	14,465	3,320,877
Dongbu Insurance Co., Ltd.	64,641	2,778,600
Hyundai Marine & Fire Insurance Co., Ltd.	93,010	2,530,730
		8,630,207
Capital Markets: 2.6%
Samsung Securities Co., Ltd.	53,243	2,330,116
Kiwoom Securities Co., Ltd.	28,565	1,379,105
		3,709,221
Diversified Financial Services: 0.4%
NICE Information Service Co., Ltd.	222,729	629,011
Total Financials		22,440,268

INFORMATION TECHNOLOGY: 13.3%
Semiconductors & Semiconductor Equipment: 7.3%
Samsung Electronics Co., Ltd.	8,143	10,357,845

Internet Software & Services: 4.6%
Naver Corp.	8,391	4,346,536
Daum Communications Corp.	25,195	2,174,496
		6,521,032
Electronic Equipment, Instruments & Components: 1.4%
Samsung SDI Co., Ltd.	11,552	2,013,121
Total Information Technology		18,891,998

CONSUMER STAPLES: 12.4%
Food Products: 3.6%
Orion Corp.	2,123	1,882,004
Binggrae Co., Ltd.	18,974	1,700,748
Ottogi Corp.	4,285	1,493,024
		5,075,776
Food & Staples Retailing: 3.2%
E-Mart Co., Ltd.	20,033	4,513,861

Household Products: 2.1%
LG Household & Health Care, Ltd.	5,875	2,981,895

Personal Products: 2.0%
Amorepacific Corp.	3,499	2,946,561

Tobacco: 1.5%
KT&G Corp.	29,568	2,117,837
Total Consumer Staples		17,635,930

MATERIALS: 3.6%
Chemicals: 3.1%
LG Chem, Ltd.	9,208	2,633,102
KPX Chemical Co., Ltd.	27,901	1,755,049
		4,388,151
Metals & Mining: 0.5%
POSCO ADR	9,300	684,852
Total Materials		5,073,003

TELECOMMUNICATION SERVICES: 3.0%
Wireless Telecommunication Services: 3.0%
SK Telecom Co., Ltd. ADR	188,900	4,288,030
Total Telecommunication Services		4,288,030

HEALTH CARE: 2.7%
Pharmaceuticals: 2.7%
Yuhan Corp.	10,940	1,995,306
Dong-A ST Co., Ltd.(b)	8,753	1,093,267
Dong-A Socio Holdings Co., Ltd.	5,169	738,404
Total Health Care		3,826,977

INDUSTRIALS: 2.5%
Commercial Services & Supplies: 1.1%
KEPCO Plant Service & Engineering Co., Ltd.	29,828	1,508,815

Industrial Conglomerates: 0.7%
Samsung Techwin Co., Ltd.	17,942	1,017,351

Professional Services: 0.7%
SaraminHR Co., Ltd.(b)	91,739	966,385
Total Industrials		3,492,551

ENERGY: 2.4%
Oil, Gas & Consumable Fuels: 2.4%
S-Oil Corp.	23,773	1,723,359
SK Innovation Co., Ltd.	11,985	1,628,811
Total Energy		3,352,170

TOTAL COMMON EQUITIES (Cost $69,135,827)		119,232,783

	Shares	Value
PREFERRED EQUITIES: SOUTH KOREA: 14.8%
CONSUMER DISCRETIONARY: 5.0%
Automobiles: 5.0%
Hyundai Motor Co., Ltd., 2nd Pfd.	66,788	$7,025,216
Total Consumer Discretionary		7,025,216

FINANCIALS: 3.8%
Insurance: 3.8%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	48,876	5,463,325
Total Financials		5,463,325

INFORMATION TECHNOLOGY: 2.9%
Semiconductors & Semiconductor Equipment: 2.9%
Samsung Electronics Co., Ltd., Pfd.	5,049	4,115,483
Total Information Technology		4,115,483

MATERIALS: 2.2%
Chemicals: 2.2%
LG Chem, Ltd., Pfd.	23,686	3,085,568
Total Materials		3,085,568

ENERGY: 0.9%
Oil, Gas & Consumable Fuels: 0.9%
S-Oil Corp., Pfd.	24,348	1,283,688
Total Energy		1,283,688

TOTAL PREFERRED EQUITIES (Cost $13,375,383)		20,973,280

TOTAL INVESTMENTS: 98.8% (Cost $82,511,210(c))		140,206,063

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		1,732,980

NET ASSETS: 100.0%		$141,939,043

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $83,025,405 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$58,270,705
	Gross unrealized depreciation	(1,090,047)
	Net unrealized appreciation	$57,180,658

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Consumer Discretionary	33.3
Financials	19.6
Information Technology	16.2
Consumer Staples	12.4
Materials	5.8
Energy	3.3
Telecommunication Services	3.0
Health Care	2.7
Industrials	2.5
Cash And Other Assets, Less Liabilities	1.2

TOP TEN HOLDINGS

	Sector	% of Net Assets
Samsung Electronics Co., Ltd.	Information Technology	7.3
Shinhan Financial Group Co., Ltd.	Financials	5.1
Hyundai Motor Co., Ltd., 2nd Pfd.	Consumer Discretionary	5.0
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	Financials	3.8
Hyundai Motor Co.	Consumer Discretionary	3.2
E-Mart Co., Ltd.	Consumer Staples	3.2
Naver Corp.	Information Technology	3.1
SK Telecom Co., Ltd. ADR	Telecommunication Services	3.0
Hankook Tire Co., Ltd.	Consumer Discretionary	3.0
Samsung Electronics Co., Ltd., Pfd.	Information Technology	2.9
% OF ASSETS IN TOP TEN		39.6

Matthews Asia Small Companies Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.2%
CHINA/HONG KONG: 27.1%
Towngas China Co., Ltd.	12,243,000	$11,148,260
Minth Group, Ltd.	5,118,000	10,201,734
Haitian International Holdings, Ltd.	4,202,000	9,668,885
Vitasoy International Holdings, Ltd.	6,976,000	8,809,043
Airtac International Group	1,182,520	8,313,148
Lee’s Pharmaceutical Holdings, Ltd.	9,855,000	8,273,515
Pacific Online, Ltd.	17,539,000	7,769,701
Stelux Holdings International, Ltd.	17,997,000	6,389,166
Yip’s Chemical Holdings, Ltd.	6,898,000	5,997,021
Xingda International Holdings, Ltd. H Shares	12,560,000	5,899,485
Sunny Optical Technology Group Co., Ltd.	5,595,000	5,847,182
Vinda International Holdings, Ltd.	3,603,000	5,093,505
KWG Property Holding, Ltd.	7,592,000	4,794,239
Convenience Retail Asia, Ltd.	6,420,000	4,627,161
Trinity, Ltd.	12,636,000	4,257,833
Lifetech Scientific Corp.(b)	1,710,000	1,266,971
Integrated Waste Solutions Group Holdings, Ltd.(b),(c)	24,622,000	514
Total China/Hong Kong		108,357,363

INDIA: 15.1%
Ipca Laboratories, Ltd.	734,595	8,395,047
Emami, Ltd.	1,035,478	8,022,009
Page Industries, Ltd.	95,185	6,658,957
MindTree, Ltd.	333,492	6,488,433
Gruh Finance, Ltd.	1,704,502	5,831,872
Supreme Industries, Ltd.	976,162	5,274,293
Gujarat Pipavav Port, Ltd.(b)	6,035,198	4,448,916
AIA Engineering, Ltd.	849,415	4,264,374
Berger Paints India, Ltd.	1,218,565	4,230,539
CRISIL, Ltd.	217,039	4,084,757
Castrol India, Ltd.	516,103	2,552,280
Total India		60,251,477

TAIWAN: 10.7%
St. Shine Optical Co., Ltd.	511,492	14,095,062
PChome Online, Inc.	1,532,642	8,818,309
Pacific Hospital Supply Co., Ltd.	2,367,670	7,956,913
Sinmag Equipment Corp.	1,690,032	7,295,284
TXC Corp.	3,541,792	4,729,146
Total Taiwan		42,894,714

INDONESIA: 10.2%
PT Bank Tabungan Pensiunan Nasional(b)	16,112,500	5,496,592
PT Astra Otoparts	13,214,125	4,963,081
PT AKR Corporindo	14,052,500	4,822,255
PT Sumber Alfaria Trijaya	88,890,000	4,346,010
PT Arwana Citramulia	59,239,500	4,322,434
PT Selamat Sempurna	16,730,500	4,305,796
PT Wismilak Inti Makmur	67,974,000	4,020,694
PT Sarana Menara Nusantara(b)	11,445,000	2,724,217
PT Modern Internasional	37,572,000	2,608,164
PT Jasa Marga Persero	5,579,500	2,489,844
PT Ultrajaya Milk Industry & Trading Co.(b)	1,811,000	636,802
Total Indonesia		40,735,889

THAILAND: 7.5%
Bangkok Chain Hospital Public Co., Ltd.	29,232,975	6,224,139
Supalai Public Co., Ltd.	11,327,100	5,685,264
Tisco Financial Group Public Co., Ltd.	3,332,010	4,023,458
Oishi Group Public Co., Ltd.	1,352,900	3,918,587
SNC Former Public Co., Ltd.	5,790,300	3,616,269
Aeon Thana Sinsap Thailand Public Co., Ltd.	1,199,400	3,590,000
Siam Global House Public Co., Ltd.	3,022,100	1,725,350
Aeon Thana Sinsap Thailand Public Co., Ltd. NVDR	377,000	1,128,422
Total Thailand		29,911,489

SINGAPORE: 7.5%
Super Group, Ltd.	3,094,000	10,464,085
Petra Foods, Ltd.	3,072,000	8,480,610
ARA Asset Management, Ltd.	5,464,000	7,123,452
Raffles Medical Group, Ltd.	1,471,000	3,693,829
Total Singapore		29,761,976

MALAYSIA: 7.4%
Alliance Financial Group BHD	4,631,300	7,117,262
KPJ Healthcare BHD	3,118,400	5,883,774
Dialog Group BHD	6,995,205	5,453,766
LPI Capital BHD	1,125,600	5,284,393
Oldtown BHD	5,687,500	4,715,314
Apex Healthcare BHD	695,200	1,020,311
Total Malaysia		29,474,820

SOUTH KOREA: 7.2%
Pyeong Hwa Automotive Co., Ltd.	356,616	8,412,262
Daum Communications Corp.	72,492	6,256,541
Binggrae Co., Ltd.	62,664	5,616,934
Cheil Worldwide, Inc.(b)	214,255	4,942,079
Kiwoom Securities Co., Ltd.	76,834	3,709,509
Total South Korea		28,937,325

PHILIPPINES: 5.5%
Security Bank Corp.	2,203,630	6,641,999
Vista Land & Lifescapes, Inc.	49,465,300	6,052,659
RFM Corp.	51,122,800	5,697,665
Philippine Seven Corp.	1,454,751	3,598,660
Total Philippines		21,990,983

TOTAL INVESTMENTS: 98.2% (Cost $358,657,440(d))		392,316,036

CASH AND OTHER ASSETS, LESS LIABILITIES : 1.8%		7,309,064

NET ASSETS: 100.0%		$399,625,100

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $358,690,863 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$75,399,419
	Gross unrealized depreciation	(41,774,246)
	Net unrealized appreciation	$33,625,173

BHD	Berhad
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Consumer Staples	18.5
Financials	17.7
Consumer Discretionary	16.1
Health Care	14.2
Industrials	13.7
Information Technology	10.0
Materials	4.5
Utilities	2.8
Telecommunication Services	0.7
Cash And Other Assets, Less Liabilities	1.8

COUNTRY ALLOCATION (%)

China/Hong Kong	27.1
India	15.1
Taiwan	10.7
Indonesia	10.2
Thailand	7.5
Singapore	7.5
Malaysia	7.4
South Korea	7.2
Philippines	5.5
Cash And Other Assets, Less Liabilities	1.8

TOP TEN HOLDINGS

	Country	% of Net Assets
St. Shine Optical Co., Ltd.	Taiwan	3.5
Towngas China Co., Ltd.	China/Hong Kong	2.8
Super Group, Ltd.	Singapore	2.6
Minth Group, Ltd.	China/Hong Kong	2.5
Haitian International Holdings, Ltd.	China/Hong Kong	2.4
PChome Online, Inc.	Taiwan	2.2
Vitasoy International Holdings, Ltd.	China/Hong Kong	2.2
Petra Foods, Ltd.	Singapore	2.1
Pyeong Hwa Automotive Co., Ltd.	South Korea	2.1
Ipca Laboratories, Ltd.	India	2.1
% OF ASSETS IN TOP TEN		24.5

Matthews China Small Companies Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.0%
CONSUMER DISCRETIONARY: 21.2%
Hotels, Restaurants & Leisure: 4.9%
Tao Heung Holdings, Ltd.	514,000	$372,179
Gourmet Master Co., Ltd.	50,970	365,393
Home Inns & Hotels Management, Inc. ADR(b)	6,100	202,520
China Lodging Group, Ltd. ADS(b)	5,700	108,243
		1,048,335
Auto Components: 4.2%
Minth Group, Ltd.	452,000	900,974

Leisure Equipment & Products: 3.0%
Goodbaby International Holdings, Ltd.	1,257,000	632,861

Multiline Retail: 2.6%
Springland International Holdings, Ltd.	1,041,000	563,726

Diversified Consumer Services: 2.6%
TAL Education Group ADR	38,300	555,350

Media: 1.8%
Television Broadcasts, Ltd.	61,300	386,732

Specialty Retail: 1.2%
Hengdeli Holdings, Ltd.	1,025,200	246,238

Textiles, Apparel & Luxury Goods: 0.9%
Anta Sports Products, Ltd.	149,000	192,149
Total Consumer Discretionary		4,526,365

INDUSTRIALS: 18.3%
Machinery: 8.6%
Yungtay Engineering Co., Ltd.	307,000	806,146
Haitian International Holdings, Ltd.	214,000	492,418
Airtac International Group	46,010	323,452
CIMC Enric Holdings, Ltd.	86,000	115,443
Sany Heavy Equipment International Holdings Co., Ltd.	346,000	105,361
		1,842,820
Electrical Equipment: 3.4%
Hangzhou Steam Turbine Co., Ltd. B Shares	325,667	446,006
Zhuzhou CSR Times Electric Co., Ltd. H Shares	61,000	198,776
Boer Power Holdings, Ltd.	125,000	92,692
		737,474
Transportation Infrastructure: 2.1%
Yuexiu Transport Infrastructure, Ltd.	824,000	451,774

Marine: 2.1%
SITC International Holdings Co., Ltd.	1,099,000	442,400

Professional Services: 2.1%
51job, Inc. ADR(b)	6,155	442,052
Total Industrials		3,916,520

HEALTH CARE: 17.2%
Pharmaceuticals: 8.4%
Sino Biopharmaceutical	1,296,000	878,514
Lee’s Pharmaceutical Holdings, Ltd.	755,000	633,841
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	178,000	163,800
CSPC Pharmaceutical Group, Ltd.	210,000	112,155
		1,788,310
Health Care Equipment & Supplies: 6.6%
Ginko International Co., Ltd.	37,000	684,572
St. Shine Optical Co., Ltd.	17,000	468,465
Pacific Hospital Supply Co., Ltd.	77,000	258,770
		1,411,807
Life Sciences Tools & Services: 2.2%
WuXi PharmaTech Cayman, Inc. ADR(b)	17,500	479,500
Total Health Care		3,679,617

FINANCIALS: 15.0%
Real Estate Management & Development: 10.7%
Franshion Properties China, Ltd.	2,514,000	829,426
China Overseas Grand Oceans Group, Ltd.	674,750	822,518
K Wah International Holdings, Ltd.	688,000	371,644
KWG Property Holding, Ltd.	397,500	251,016
		2,274,604
Diversified Financial Services: 4.3%
Chailease Holding Co., Ltd.	394,900	926,624
Total Financials		3,201,228

INFORMATION TECHNOLOGY: 11.1%
Electronic Equipment, Instruments & Components: 7.4%
Sunny Optical Technology Group Co., Ltd.	625,000	653,170
PAX Global Technology, Ltd.(b)	1,108,000	467,149
Digital China Holdings, Ltd.	215,000	263,699
Truly International Holdings	322,000	187,312
China High Precision Automation Group, Ltd.(c)	195,000	10,057
		1,581,387
Internet Software & Services: 2.9%
21Vianet Group, Inc. ADR(b)	23,600	389,164
Sina Corp.(b)	2,900	235,393
		624,557
Semiconductors & Semiconductor Equipment: 0.8%
Spreadtrum Communications, Inc. ADR	5,800	176,668
Total Information Technology		2,382,612

MATERIALS: 5.0%
Containers & Packaging: 3.3%
Greatview Aseptic Packaging Co., Ltd.	1,109,000	634,630
Taiwan Hon Chuan Enterprise Co., Ltd.	28,535	61,954
		696,584
Chemicals: 1.7%
Yip’s Chemical Holdings, Ltd.	422,000	366,881
Total Materials		1,063,465

UTILITIES: 4.7%
Gas Utilities: 4.7%
Towngas China Co., Ltd.	1,112,000	1,012,568
Total Utilities		1,012,568

CONSUMER STAPLES: 2.1%
Household Products: 1.1%
Vinda International Holdings, Ltd.	163,000	230,431

Food Products: 1.0%
Shenguan Holdings Group, Ltd.	498,000	213,538

	Shares	Value
COMMON EQUITIES (continued)
Total Consumer Staples		$443,969

ENERGY: 1.4%
Energy Equipment & Services: 1.0%
Hilong Holding, Ltd.	371,000	216,223

Oil, Gas & Consumable Fuels: 0.4%
Sinopec Kantons Holdings, Ltd.	112,000	96,293
Total Energy		312,516

TOTAL INVESTMENTS: 96.0% (Cost $17,281,535(d))		20,538,860

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.0%		849,217

NET ASSETS: 100.0%		$21,388,077

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Cost for federal income tax purposes is $17,347,552 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$3,970,791
	Gross unrealized depreciation	(779,483)
	Net unrealized appreciation	$3,191,308

ADR	American Depositary Receipt
ADS	American Depositary Share

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Consumer Discretionary	21.2
Industrials	18.3
Health Care	17.2
Financials	15.0
Information Technology	11.1
Materials	5.0
Utilities	4.7
Consumer Staples	2.1
Energy	1.4
Cash And Other Assets, Less Liabilities	4.0

COUNTRY ALLOCATION (%)

China/Hong Kong	79.3
Taiwan	16.7
Cash And Other Assets, Less Liabilities	4.0

Matthews Asia Science and Technology Fund	September 30, 2013
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 94.1%
CHINA/HONG KONG: 33.8%
Baidu, Inc. ADR(b)	84,100	$13,050,638
Airtac International Group	584,220	4,107,082
51job, Inc. ADR(b)	54,549	3,917,709
WuXi PharmaTech Cayman, Inc. ADR(b)	134,800	3,693,520
Haitian International Holdings, Ltd.	1,390,000	3,198,417
NetEase, Inc. ADR	42,200	3,064,142
China Mobile, Ltd. ADR	49,300	2,781,999
CITIC Telecom International Holdings, Ltd.	9,132,000	2,616,488
Pacific Online, Ltd.	5,852,000	2,592,411
Sunny Optical Technology Group Co., Ltd.	2,314,000	2,418,298
Lenovo Group, Ltd.	2,036,000	2,133,943
Xingda International Holdings, Ltd. H Shares	4,031,000	1,893,378
China Mobile, Ltd.	122,000	1,372,762
Sinopharm Group Co., Ltd. H Shares	304,800	765,034
Phoenix Satellite Television Holdings, Ltd.	1,698,000	607,005
Total China/Hong Kong		48,212,826

JAPAN: 24.3%
Softbank Corp.	83,100	5,771,088
Hitachi, Ltd.	547,000	3,624,557
Asahi Intecc Co., Ltd.	51,000	3,346,485
Nitto Denko Corp.	47,500	3,097,654
FANUC Corp.	15,800	2,618,488
Sony Corp.	103,200	2,215,174
Macromill, Inc.	337,800	2,043,460
Yokogawa Electric Corp.	141,600	2,022,401
Nabtesco Corp.	80,500	1,967,428
Yahoo! Japan Corp.	345,600	1,966,385
Murata Manufacturing Co., Ltd.	23,500	1,800,198
Kyocera Corp.	31,500	1,679,813
OSG Corp.	83,900	1,469,705
Endo Lighting Corp.	45,600	1,025,818
Total Japan		34,648,654

TAIWAN: 14.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,619,933	5,516,097
Delta Electronics, Inc.	839,000	4,074,192
MediaTek, Inc.	309,000	3,816,858
St. Shine Optical Co., Ltd.	131,000	3,609,935
PChome Online, Inc.	385,732	2,219,373
Largan Precision Co., Ltd.	22,000	740,193
Total Taiwan		19,976,648

SOUTH KOREA: 12.6%
Samsung Electronics Co., Ltd.	5,710	7,263,084
Naver Corp.	7,262	3,761,715
SK Telecom Co., Ltd. ADR	110,500	2,508,350
Samsung SDI Co., Ltd.	10,526	1,834,324
Daum Communications Corp.	18,957	1,636,115
SaraminHR Co., Ltd.(b)	90,062	948,720
Total South Korea		17,952,308

INDIA: 6.1%
Info Edge India, Ltd.	541,185	2,742,880
Ipca Laboratories, Ltd.	184,869	2,112,707
Just Dial, Ltd.(b)	150,000	2,021,920
MindTree, Ltd.	92,226	1,794,353
Total India		8,671,860

UNITED STATES: 2.4%
Mead Johnson Nutrition Co.	24,500	1,819,370
Cognizant Technology Solutions Corp. Class A(b)	20,500	1,683,460
Total United States		3,502,830

INDONESIA: 0.9%
PT Astra Graphia	11,417,000	1,342,151
Total Indonesia		1,342,151
TOTAL COMMON EQUITIES (Cost $94,577,069)		134,307,277

PREFERRED EQUITIES: 2.7%
SOUTH KOREA: 2.7%
Samsung Electronics Co., Ltd., Pfd.	4,719	3,846,497
Total South Korea		3,846,497

TOTAL PREFERRED EQUITIES (Cost $3,314,097)		3,846,497

TOTAL INVESTMENTS: 96.8% (Cost $97,891,166(c))		138,153,774

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.2%		4,544,478

NET ASSETS: 100.0%		$142,698,252

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $98,074,708 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$42,202,490
	Gross unrealized depreciation	(2,123,424)
	Net unrealized appreciation	$40,079,066

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

SECTOR ALLOCATION (%)

Information Technology	55.6
Industrials	14.4
Telecommunication Services	10.5
Health Care	9.5
Consumer Discretionary	3.3
Materials	2.2
Consumer Staples	1.3
Cash And Other Assets, Less Liabilities	3.2

COUNTRY ALLOCATION (%)

China/Hong Kong	33.8
Japan	24.3
South Korea	15.3
Taiwan	14.0
India	6.1
United States	2.4
Indonesia	0.9
Cash And Other Assets, Less Liabilities	3.2

TOP TEN HOLDINGS

	Country	% of Net Assets
Baidu, Inc. ADR	China/Hong Kong	9.2
Samsung Electronics Co., Ltd.	South Korea	5.1
Softbank Corp.	Japan	4.0
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3.9
Airtac International Group	China/Hong Kong	2.9
Delta Electronics, Inc.	Taiwan	2.8
51job, Inc. ADR	China/Hong Kong	2.7
Samsung Electronics Co., Ltd., Pfd.	South Korea	2.7
MediaTek, Inc.	Taiwan	2.7
Naver Corp.	South Korea	2.6
% OF ASSETS IN TOP TEN		38.6

Notes to Schedules of Investments (unaudited)

A.            SECURITY VALUATION:  The value of the Matthews Asia Funds’ (the “Trust”, each a “Fund”, collectively the “Funds”) securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.            FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2013, Level 3 securities consist of equities that, as of September 30, 2013, were suspended from trading and international bonds that trade in over-the-counter markets. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. Certain of the Funds’ securities categorized as Level 3 were valued utilizing third party pricing information which is based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities. Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of September 30, 2013 is as follows:

	Matthews Asia	Matthews Asian
	Strategic	Growth and	Matthews Asia	Matthews Asia	Matthews Asia
	Income Fund	Income Fund	Dividend Fund	Focus Fund	Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$—	$235,823,500	$241,772	$—
China/Hong Kong	—	178,914,186	615,400,535	681,648	26,868,239
India	—	—	—	—	7,960,621
Indonesia	—	56,062,640	26,057,291	—	—
Japan	—	—	130,256,112	—	7,055,272
Malaysia	—	—	—	—	2,367,227
Singapore	—	—	—	6,662	4,025,244
Sri Lanka	—	—	—	—	4,518,000
Taiwan	—	100,700,198	204,215,316	—	—
United States	—	—	—	257,534	—
Level 2: Other Significant Observable Inputs
Foreign Government Obligations(a)	12,901,180	—	—	—	—
Non-Convertible Corporate Bonds(a)	28,177,505	—	—	—	—
Convertible Corporate Bonds(a)	2,644,250	564,859,567	—	—	—
Common Equities:
Australia	—	302,217,608	411,700,211	595,077	20,450,110
China/Hong Kong	433,235	831,125,770	1,196,636,847	1,451,959	65,367,044
India	—	—	87,189,639	220,263	29,113,298
Indonesia	—	71,110,615	278,097,195	548,445	44,272,324
Japan	—	383,908,417	1,193,875,124	—	358,001,339
Malaysia	422,290	321,734,705	131,852,118	870,844	15,324,760
Philippines	—	75,958,934	55,302,838	—	15,877,210
Singapore	1,061,513	623,858,884	462,295,151	694,289	6,221,452
South Korea	—	194,604,098	122,265,526	395,590	—
Sri Lanka	—	—	—	—	22,130,446
Switzerland	—	—	—	331,047	—
Taiwan	—	70,395,075	167,982,583	272,411	32,080,381
Thailand	571,432	239,982,406	91,120,980	469,091	28,337,765
United Kingdom	—	76,140,953	—	199,591	—
Vietnam	—	60,744,477	—	—	17,919,457
Preferred Equities:
South Korea	—	213,523,500	123,709,425	—	—
Level 3: Significant Unobservable Inputs
Non-Convertible Corporate Bonds(a)	980,000	—	—	—	—
Total Market Value of Investments	$47,191,405	$4,365,842,033	$5,533,780,391	$7,236,223	$707,890,189

(a)           Industry, countries, or security types are disclosed on the Schedule of Investments.

		Matthews Asia
		Strategic Income
		Fund
Derivative Financial Instruments(1)
Assets
Level 2:	Other Significant Observable Inputs
	Foreign Currency Exchange Contracts	$224,157

Liabilities
Level 1:	Quoted Prices
	Interest Rate Contracts	(22,031)
Level 2:	Other Significant Observable Inputs
	Foreign Currency Exchange Contracts	(868,556)
Total Market Value of Derivative Financial Instruments		$(666,430)

(1)         Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

						Matthews China
	Matthews China	Matthews	Matthews	Matthews	Matthews	Small Companies
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$9,025,411	$34,979,387	$12,403,577	$—	$—	$1,429,839
Consumer Staples	3,483,826	—	15,957,503	5,888,387	2,946,561	—
Financials	4,541,562	6,310,864	19,635,254	—	629,011	—
Health Care	—	37,745,390	—	—	—	479,500
Industrials	2,938,767	—	52,869,271	—	—	442,052
Information Technology	—	74,583,693	14,824,623	—	—	1,268,374
Materials	—	—	10,578,291	—	2,439,901	—
Telecommunication Services	6,554,058	22,086,702	—	—	4,288,030	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	32,900,874	212,371,789	32,103,416	59,607,741	40,231,856	3,096,526
Consumer Staples	3,465,025	160,022,591	77,730,914	23,127,908	14,689,369	443,969
Energy	4,471,517	82,054,997	—	—	3,352,170	312,516
Financials	13,994,269	295,074,838	78,775,306	74,610,925	21,811,257	3,201,228
Health Care	10,697,134	40,889,326	21,399,364	19,115,220	3,826,977	3,200,117
Industrials	20,958,254	136,705,795	21,024,321	65,958,858	3,492,551	3,474,468
Information Technology	4,518,612	170,784,359	7,529,487	44,943,980	18,891,998	1,104,181
Materials	3,763,715	—	41,967,329	11,147,388	2,633,102	1,063,465
Telecommunication Services	—	62,419,528	—	10,507,408	—	—
Utilities	4,646,262	76,354,737	13,150,525	—	—	1,012,568
Preferred Equities:
Consumer Discretionary	—	—	—	—	7,025,216	—
Energy	—	—	—	—	1,283,688	—
Financials	—	—	—	—	5,463,325	—
Information Technology	—	—	—	—	4,115,483	—
Materials	—	—	—	—	3,085,568	—
Level 3: Significant Unobservable Inputs
Common Equities:
Information Technology	—	—	—	—	—	10,057
Total Market Value of Investments	$125,959,286	$1,412,383,996	$419,949,181	$314,907,815	$140,206,063	$20,538,860

	Matthews	Matthews	Matthews Asia	Matthews Asia
	Pacific Tiger	Emerging Asia	Small Companies	Science and
	Fund	Fund	Fund	Technology Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$2,165,869	$—	$—
China/Hong Kong	384,186,485	884,753	4,627,161	26,508,008
India	81,848,865	2,484,965	21,182,199	2,742,880
Indonesia	13,641,667	—	7,070,227	—
Malaysia	48,583,153	—	5,883,774	—
Sri Lanka	—	672,960	—	—
South Korea	180,415,572	—	—	2,508,350
Vietnam	—	1,182,050	—	—
United States	—	—	—	3,502,830
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	637,102	—	—
Bangladesh	—	1,167,208	—	—
Cambodia	—	1,140,711	—	—
China/Hong Kong	1,668,402,133	5,113,410	103,729,688	21,704,818
India	1,029,466,294	2,853,007	39,069,278	5,928,980
Indonesia	586,820,334	1,344,036	33,665,662	1,342,151
Japan	—	—	—	34,648,654
Malaysia	337,064,922	1,287,098	23,591,046	—
Philippines	165,148,782	3,317,709	21,990,983	—
Singapore	159,364,000	1,269,478	29,761,976	—
Sri Lanka	—	3,669,232	—	—
South Korea	1,012,305,532	—	28,937,325	15,443,958
Switzerland	110,933,889	—	—	—
Taiwan	639,790,788	1,178,361	42,894,714	19,976,648
Thailand	599,465,994	2,003,973	29,911,489	—
Vietnam	131,075,777	1,319,162	—	—
Preferred Equities:	—
South Korea	—	—	—	3,846,497
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	—	—	514	—
Total Market Value of Investments	$7,148,514,187	$33,691,084	$392,316,036	$138,153,774

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note A). Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.  Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At September 30, 2013, the Funds utilized third party pricing services to fair value certain markets which were different than markets which utilized third party pricing services at December 31, 2012. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 into Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asian Growth and Income Fund	$—	$39,987,943
Matthews Asia Dividend Fund	67,783,756	68,141,909
Matthews China Dividend Fund	3,796,309	2,927,639
Matthews Asia Growth Fund	27,938,082	9,135,611
Matthews Pacific Tiger Fund	336,998,751	153,934,189
Matthews India Fund	121,279,064	49,372,845
Matthews Japan Fund	—	5,960,360
Matthews Korea Fund	5,117,957	8,211,601
Matthews Asia Small Companies Fund	18,523,628	7,992,257
Matthews China Small Companies Fund	115,214	187,367
Matthews Asia Science and Technology Fund	—	2,625,036

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Asia	Matthews	Matthews
	Strategic	Asia Small	China Small
	Income Fund	Companies Fund	Companies Fund
			Common
		Common	Equities -
	Non-Convertible	Equities -	Information
	Corporate Bonds	China	Technology
Balance as of 12/31/12 (market value)	$212,844	$190,601	$10,064
Accrued discounts/premiums	(10,402)	—	—
Realized gain/(loss)	—	—	—
Change in unrealized (depreciation)	(54,707)	(190,087)	(7)
Purchases	535,000	—	—
Sales	—	—	—
Transfers in to Level 3*	510,109	—	—
Transfers out of Level 3*	(212,844)	—	—
Balance as of 9/30/13 (market value)	$980,000	$514	$10,057

Net change in unrealized appreciation/depreciation on
Level 3 investments held as of 9/30/13	$(54,707)	$(190,087)	$(7)

*   The Fund’s policy is to recognize transfers in and transfer out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of September 30, 2013, the Funds utilized significant observable inputs including evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value as well as significant unobservable inputs. As a result, certain securities held by the Funds that were previously classified as

Level 3 were transferred to Level 2 and certain securities held by the Funds that were previously classified as Level 2 were transferred to Level 3.

C.            DERIVATIVE FINANCIAL INSTRUMENTS

Matthews Asia Strategic Income Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. In particular, the Fund may seek to take on currency exposure by using derivatives such as currency forwards, and the Fund may also employ a currency overlay strategy in an effort to enhance returns and moderate volatility. Derivative instruments and transactions in which the Fund may engage include financial futures contracts and forward foreign currency exchange contracts. The currency overlay strategy involves long and short positions on one or more currencies. As a result, the Fund’s exposure to a currency could exceed the value of the Fund’s assets and could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower. The primary risks associated with the use of derivative instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) the Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Financial Futures Contracts: Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

D.            HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended September 30, 2013, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended September 30, 2013 is set forth below:

	Shares Held at	Shares		Shares	Shares Held at	Value at
	Dec. 31, 2012	Purchased		Sold	Sept. 30, 2013	Sept. 30, 2013
MATTHEWS ASIAN GROWTH AND INCOME FUND

Name of Issuer:
Citic Telecom International Holdings, Ltd.	139,126,000	52,172,250		—	191,298,250	$54,810,516
Vitasoy International Holdings, Ltd.	51,771,000	—		—	51,771,000	65,374,566
Total Affiliates						$120,185,082

MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
Ansell, Ltd.	—	8,575,000		—	8,575,000	$167,031,476
Ascendas India Trust	55,065,000	—		—	55,065,000	27,419,609
Breville Group, Ltd.	—	8,427,453		—	8,427,453	68,792,024
CapitaRetail China Trust, REIT	47,540,000	—		—	47,540,000	52,067,166
EPS Corp.	14,592	14,592	†	—	29,184	28,560,832
Greatview Aseptic Packaging Co., Ltd.	—	100,000,000		—	100,000,000	57,225,402
Jiangsu Expressway Co., Ltd. H Shares	65,104,000	11,978,000		—	77,082,000	90,937,261
Johnson Health Tech Co., Ltd.	16,429,890	584,649	††	—	17,014,539	54,218,751
Minth Group, Ltd.	56,685,000	3,122,000		—	59,807,000	119,213,582
Pigeon Corp.	1,501,800	1,501,800	†	—	3,003,600	147,890,374
Primary Health Care, Ltd.	—	31,495,465		—	31,495,465	141,617,745
Shinko Plantech Co., Ltd.†††	3,760,200	—		3,760,200	—	—
Sichuan Expressway Co., Ltd. H Shares†††	74,946,000	—		74,946,000	—	—
TXC Corp.	21,549,524	—		2,000,000	19,549,524	26,103,325
Woongjin Thinkbig Co., Ltd.†††	2,079,870	—		2,079,870	—	—
Xingda International Holdings, Ltd.	109,164,000	9,000,000		6,000,000	112,164,000	52,683,905
Yuexiu Transport Infrastructure, Ltd.	97,210,000	8,680,000		—	105,890,000	58,056,265
Total Affiliates						$1,091,817,717

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Digital China Holdings, Ltd.	55,828,000	4,000,000		—	59,828,000	$73,379,440
Dongbu Insurance Co., Ltd.	3,505,500	445,000		—	3,950,500	169,812,630
Green Cross Corp.	838,869	196,191	††	67,561	967,499	123,733,659
Hyflux, Ltd.	65,284,280	—		—	65,284,280	62,790,359
MegaStudy Co., Ltd.	396,412	—		—	396,412	28,019,425
Sinopharm Group Co., Ltd. H Shares†††	43,788,000	—		—	43,788,000	—
Tata Power Co., Ltd.	89,491,554	36,668,956		—	126,160,510	163,569,734
Yuhan Corp.†††	584,138	—		—	584,138	—
Total Affiliates						$621,305,247

MATTHEWS CHINA FUND

Name of Issuer:
Lianhua Supermarket Holdings Co., Ltd. H Shares	31,193,800	—		—	31,193,800	$18,786,720
Total Affiliates						$18,786,720

†	Includes stock split during the period.
††	Includes stock dividend during the period.
†††	Issuer was not an affiliated company as of September 30, 2013.

E.            TAX INFORMATION: Under current tax law, the Funds have elected to defer certain qualified late-year     losses and recognize such losses in the year ending December 31, 2013.

Late Year
Losses*
Matthews Asia Dividend Fund	$4,007,951
Matthews Asia Growth Fund	1,872,371
Matthews Pacific Tiger Fund	72,733
Matthews China Fund	3,835
Matthews India Fund	4,073,778
Matthews Japan Fund	545,902
Matthews Korea Fund	100,400
Matthews Asia Small Companies Fund	1,127,134
Matthews China Small Companies Fund	64,704
Matthews Asia Science and Technology Fund	503,896

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2012, which expire in year indicated, which are available to offset future capital gains, if any:

			Amount With No Expiration*
			Short-term	Long-term
LOSSES DEFERRED EXPIRING IN:	2016	2017	Losses	Losses	Total
Matthews Asia Dividend Fund	$—	$—	$50,197,337	$93,485,554	$143,682,891
Matthews China Dividend Fund	—	—	749,904	1,142,893	1,892,797
Matthews Asia Growth Fund	—	47,329,141	—	—	47,329,141
Matthews Japan Fund	29,280,430	44,032,426	—	—	73,312,856
Matthews Asia Small Companies Fund	—	—	4,921,090	11,054,602	15,975,692
Matthews China Small Companies Fund	—	—	834,812	292,613	1,127,425
Matthews Asia Science and Technology Fund	—	10,329,226	1,414,823	—	11,744,049

* Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

F.             RECENT ACCOUNTING STANDARD: In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-08 (“ASU No. 2013-08”) that creates a two-tiered approach to assess whether an entity is an investment company.  ASU No. 2013-08 will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. ASU No. 2013-08 is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	11/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	11/22/2013

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	11/22/2013

* Print the name and title of each signing officer under his or her signature.